DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 71.6%
Aerospace & Defense - 0.6%
Curtiss-Wright Corp.	1,740	$ 197,211
Teledyne Technologies, Inc. (A)	1,472	348,879

		546,090

Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (A)	4,440	238,606

Airlines - 0.2%
JetBlue Airways Corp. (A)	12,465	203,927

Auto Components - 0.7%
Adient PLC	3,537	45,839
Dana, Inc.	5,830	103,424
Delphi Technologies PLC	3,599	69,317
Gentex Corp.	10,542	218,009
Goodyear Tire & Rubber Co.	9,442	171,372
Visteon Corp. (A)	1,149	77,385

		685,346

Automobiles - 0.1%
Thor Industries, Inc.	2,127	132,661

Banks - 5.1%
Associated Banc-Corp.	6,683	142,682
BancorpSouth Bank	3,689	104,104
Bank of Hawaii Corp.	1,676	132,186
Bank OZK	4,916	142,466
Cathay General Bancorp	3,110	105,460
Chemical Financial Corp.	2,907	119,652
Commerce Bancshares, Inc.	4,014	233,053
Cullen/Frost Bankers, Inc.	2,562	248,693
East West Bancorp, Inc.	5,895	282,783
First Financial Bankshares, Inc.	2,758	159,357
First Horizon National Corp.	12,941	180,915
FNB Corp.	13,196	139,878
Fulton Financial Corp.	6,908	106,936
Hancock Whitney Corp.	3,485	140,794
Home BancShares, Inc.	6,311	110,884
International Bancshares Corp.	2,215	84,236
PacWest Bancorp	4,912	184,740
Pinnacle Financial Partners, Inc.	2,964	162,131
Prosperity Bancshares, Inc.	2,698	186,324
Signature Bank	2,241	287,005
Sterling Bancorp	8,650	161,150
Synovus Financial Corp.	6,472	222,378
TCF Financial Corp.	6,668	137,961
Texas Capital Bancshares, Inc. (A)	2,043	111,527
Trustmark Corp.	2,651	89,153
UMB Financial Corp.	1,795	114,952
Umpqua Holdings Corp.	8,961	147,857
United Bankshares, Inc.	4,152	150,468
Valley National Bancorp	13,500	129,330
Webster Financial Corp.	3,753	190,165
Wintrust Financial Corp.	2,298	154,724

		4,863,944

Beverages - 0.1%
Boston Beer Co., Inc., Class A (A)	354	104,334

Biotechnology - 0.6%
Exelixis, Inc. (A)	12,205	290,479

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ligand Pharmaceuticals, Inc. (A) (B)	831	$ 104,465
United Therapeutics Corp. (A)	1,778	208,684

		603,628

Building Products - 0.7%
Lennox International, Inc.	1,459	385,760
Resideo Technologies, Inc. (A)	5,001	96,469
Trex Co., Inc. (A)	2,394	147,279

		629,508

Capital Markets - 2.2%
Eaton Vance Corp.	4,683	188,772
Evercore, Inc., Class A	1,667	151,697
FactSet Research Systems, Inc.	1,547	384,074
Federated Investors, Inc., Class B	3,894	114,133
Interactive Brokers Group, Inc., Class A	3,053	158,390
Janus Henderson Group PLC	6,709	167,591
Legg Mason, Inc.	3,479	95,220
MarketAxess Holdings, Inc.	1,532	376,995
SEI Investments Co.	5,250	274,312
Stifel Financial Corp.	2,923	154,217

		2,065,401

Chemicals - 2.0%
Ashland Global Holdings, Inc.	2,546	198,919
Cabot Corp.	2,420	100,744
Chemours Co.	6,793	252,428
Ingevity Corp. (A)	1,692	178,692
Minerals Technologies, Inc.	1,433	84,246
NewMarket Corp.	355	153,914
Olin Corp.	6,705	155,154
PolyOne Corp.	3,161	92,649
RPM International, Inc.	5,353	310,688
Scotts Miracle-Gro Co.	1,598	125,571
Sensient Technologies Corp.	1,720	116,599
Valvoline, Inc.	7,652	142,021

		1,911,625

Commercial Services & Supplies - 1.1%
Brink’s Co.	2,019	152,253
Clean Harbors, Inc. (A)	2,067	147,852
Deluxe Corp.	1,776	77,647
Healthcare Services Group, Inc. (B)	3,001	99,003
Herman Miller, Inc.	2,395	84,256
HNI Corp.	1,769	64,197
MSA Safety, Inc.	1,426	147,448
Pitney Bowes, Inc.	7,655	52,590
Stericycle, Inc. (A)	3,467	188,674

		1,013,920

Communications Equipment - 1.1%
ARRIS International PLC (A)	6,656	210,396
Ciena Corp. (A)	5,849	218,402
InterDigital, Inc.	1,326	87,490
Lumentum Holdings, Inc. (A)	3,095	174,991
NetScout Systems, Inc. (A)	2,849	79,971
Plantronics, Inc.	1,332	61,419
ViaSat, Inc. (A)	2,312	179,180

		1,011,849

Construction & Engineering - 0.9%
AECOM (A)	6,348	188,345
Dycom Industries, Inc. (A)	1,279	58,757
EMCOR Group, Inc.	2,277	166,403

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Granite Construction, Inc.	1,898	$ 81,899
KBR, Inc.	5,734	109,462
MasTec, Inc. (A)	2,504	120,443
Valmont Industries, Inc.	892	116,049

		841,358

Construction Materials - 0.2%
Eagle Materials, Inc.	1,867	157,388

Consumer Finance - 0.4%
Green Dot Corp., Class A (A)	1,937	117,479
Navient Corp.	8,849	102,383
SLM Corp.	17,763	176,031

		395,893

Containers & Packaging - 1.0%
AptarGroup, Inc.	2,559	272,252
Bemis Co., Inc.	3,707	205,664
Greif, Inc., Class A	1,067	44,014
Owens-Illinois, Inc.	6,247	118,568
Silgan Holdings, Inc.	3,144	93,157
Sonoco Products Co.	4,063	249,996

		983,651

Distributors - 0.3%
Pool Corp.	1,602	264,282

Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (A)	2,350	108,852
Graham Holdings Co., Class B	177	120,923
Service Corp. International	7,373	296,026
Sotheby’s (A)	1,338	50,509
Weight Watchers International, Inc. (A)	1,579	31,817

		608,127

Electric Utilities - 1.1%
ALLETE, Inc.	2,095	172,272
Hawaiian Electric Industries, Inc.	4,430	180,611
IDACORP, Inc.	2,049	203,957
OGE Energy Corp.	8,122	350,221
PNM Resources, Inc.	3,239	153,334

		1,060,395

Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,622	194,656
EnerSys	1,751	114,095
Hubbell, Inc.	2,220	261,916
nVent Electric PLC	6,558	176,935
Regal Beloit Corp.	1,740	142,454

		890,056

Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc. (A)	3,453	266,088
Avnet, Inc.	4,409	191,218
Belden, Inc.	1,602	86,027
Cognex Corp.	6,947	353,325
Coherent, Inc. (A)	989	140,161
Jabil, Inc.	5,725	152,228
Littelfuse, Inc.	1,005	183,393
National Instruments Corp.	4,571	202,770
SYNNEX Corp.	1,687	160,923
Tech Data Corp. (A)	1,518	155,458
Trimble, Inc. (A)	10,228	413,211

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	5,377	$ 99,313
Zebra Technologies Corp., Class A (A)	2,191	459,080

		2,863,195

Energy Equipment & Services - 0.8%
Apergy Corp. (A)	3,146	129,175
Core Laboratories NV	1,802	124,212
Ensco PLC, Class A	17,781	69,879
McDermott International, Inc. (A) (B)	7,352	54,699
Oceaneering International, Inc. (A)	4,019	63,380
Patterson-UTI Energy, Inc.	8,688	121,806
Rowan Cos. PLC, Class A (A)	5,177	55,860
Transocean, Ltd. (A)	20,591	179,347

		798,358

Entertainment - 0.7%
Cinemark Holdings, Inc.	4,332	173,237
Live Nation Entertainment, Inc. (A)	5,624	357,349
World Wrestling Entertainment, Inc., Class A	1,779	154,381

		684,967

Equity Real Estate Investment Trusts - 6.9%
Alexander & Baldwin, Inc.	2,756	70,113
American Campus Communities, Inc.	5,572	265,116
Brixmor Property Group, Inc.	12,144	223,085
Camden Property Trust	3,930	398,895
CoreCivic, Inc.	4,826	93,866
CoreSite Realty Corp.	1,493	159,781
Corporate Office Properties Trust	4,484	122,413
Cousins Properties, Inc.	17,095	165,138
CyrusOne, Inc.	4,402	230,841
Douglas Emmett, Inc.	6,576	265,802
EPR Properties	3,046	234,237
First Industrial Realty Trust, Inc.	5,148	182,033
Geo Group, Inc.	4,909	94,253
Healthcare Realty Trust, Inc.	5,095	163,600
Highwoods Properties, Inc.	4,211	196,991
Hospitality Properties Trust	6,687	175,935
JBG SMITH Properties	4,487	185,537
Kilroy Realty Corp.	4,106	311,892
Lamar Advertising Co., Class A	3,463	274,477
Liberty Property Trust	6,017	291,343
Life Storage, Inc.	1,896	184,424
Mack-Cali Realty Corp.	3,673	81,541
Medical Properties Trust, Inc.	15,497	286,849
National Retail Properties, Inc.	6,572	364,023
Omega Healthcare Investors, Inc.	8,305	316,836
Pebblebrook Hotel Trust	5,308	164,867
PotlatchDeltic Corp.	2,760	104,300
Rayonier, Inc.	5,266	165,984
Sabra Health Care, Inc.	7,252	141,196
Senior Housing Properties Trust	9,668	113,889
Tanger Factory Outlet Centers, Inc. (B)	3,820	80,144
Taubman Centers, Inc.	2,486	131,460
Uniti Group, Inc. (B)	7,278	81,441
Urban Edge Properties	4,649	88,331
Weingarten Realty Investors	4,865	142,885

		6,553,518

Food & Staples Retailing - 0.3%
Casey’s General Stores, Inc.	1,489	191,738
Sprouts Farmers Market, Inc. (A)	5,048	108,734

		300,472

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products - 1.3%
Flowers Foods, Inc.	7,461	$ 159,068
Hain Celestial Group, Inc. (A)	3,641	84,180
Ingredion, Inc.	2,711	256,705
Lancaster Colony Corp.	794	124,412
Post Holdings, Inc. (A)	2,704	295,818
Sanderson Farms, Inc.	793	104,549
Tootsie Roll Industries, Inc. (B)	775	28,874
TreeHouse Foods, Inc. (A)	2,277	146,980

		1,200,586

Gas Utilities - 1.4%
National Fuel Gas Co.	3,509	213,909
New Jersey Resources Corp.	3,610	179,742
ONE Gas, Inc.	2,138	190,346
Southwest Gas Holdings, Inc.	2,159	177,599
Spire, Inc.	2,063	169,764
UGI Corp.	7,070	391,820

		1,323,180

Health Care Equipment & Supplies - 2.7%
Avanos Medical, Inc. (A)	1,930	82,372
Cantel Medical Corp.	1,476	98,730
Globus Medical, Inc., Class A (A)	3,096	152,973
Haemonetics Corp. (A)	2,074	181,434
Hill-Rom Holdings, Inc.	2,711	286,987
ICU Medical, Inc. (A)	675	161,548
Inogen, Inc. (A)	727	69,334
Integra LifeSciences Holdings Corp. (A)	2,877	160,306
LivaNova PLC (A)	1,980	192,555
Masimo Corp. (A)	1,989	275,039
NuVasive, Inc. (A)	2,100	119,259
STERIS PLC (A)	3,440	440,423
West Pharmaceutical Services, Inc.	3,017	332,473

		2,553,433

Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (A) (B)	3,597	105,428
Amedisys, Inc. (A)	1,185	146,063
Chemed Corp.	649	207,725
Convetrus, Inc. (A) (B)	3,889	123,865
Encompass Health Corp.	4,015	234,476
HealthEquity, Inc. (A)	2,207	163,274
MEDNAX, Inc. (A)	3,575	97,133
Molina Healthcare, Inc. (A)	2,540	360,578
Patterson Cos., Inc.	3,359	73,394
Tenet Healthcare Corp. (A)	3,382	97,537

		1,609,473

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (A)	6,967	66,465
Medidata Solutions, Inc. (A)	2,533	185,517

		251,982

Hotels, Restaurants & Leisure - 2.9%
Boyd Gaming Corp.	3,249	88,893
Brinker International, Inc.	1,525	67,680
Caesars Entertainment Corp. (A)	23,709	206,031
Cheesecake Factory, Inc. (B)	1,696	82,968
Churchill Downs, Inc.	1,442	130,155
Cracker Barrel Old Country Store, Inc. (B)	978	158,055
Domino’s Pizza, Inc.	1,669	430,769
Dunkin’ Brands Group, Inc.	3,360	252,336

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Eldorado Resorts, Inc. (A)	2,645	$ 123,495
International Speedway Corp., Class A	967	42,190
Jack in the Box, Inc.	1,049	85,032
Marriott Vacations Worldwide Corp.	1,599	149,507
Papa John’s International, Inc. (B)	915	48,449
Penn National Gaming, Inc. (A)	4,324	86,912
Scientific Games Corp., Class A (A)	2,251	45,965
Six Flags Entertainment Corp.	2,906	143,411
Texas Roadhouse, Inc.	2,711	168,597
Wendy’s Co.	7,396	132,315
Wyndham Destinations, Inc.	3,841	155,522
Wyndham Hotels & Resorts, Inc.	3,981	199,010

		2,797,292

Household Durables - 1.1%
Helen of Troy, Ltd. (A)	1,041	120,715
KB Home	3,441	83,169
NVR, Inc. (A)	138	381,846
Tempur Sealy International, Inc. (A)	1,866	107,612
Toll Brothers, Inc.	5,456	197,507
TRI Pointe Group, Inc. (A)	5,761	72,819
Tupperware Brands Corp.	1,979	50,623

		1,014,291

Household Products - 0.1%
Energizer Holdings, Inc.	2,586	116,189

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	2,329	285,582

Insurance - 3.3%
Alleghany Corp. (A)	588	360,091
American Financial Group, Inc.	2,869	276,026
Brown & Brown, Inc.	9,441	278,604
CNO Financial Group, Inc.	6,536	105,752
First American Financial Corp.	4,533	233,450
Genworth Financial, Inc., Class A (A)	20,364	77,994
Hanover Insurance Group, Inc.	1,650	188,381
Kemper Corp.	2,475	188,447
Mercury General Corp.	1,103	55,227
Old Republic International Corp.	11,574	242,128
Primerica, Inc.	1,732	211,564
Reinsurance Group of America, Inc.	2,554	362,617
RenaissanceRe Holdings, Ltd.	1,716	246,246
WR Berkley Corp.	3,920	332,102

		3,158,629

Interactive Media & Services - 0.2%
Cars.com, Inc. (A)	2,521	57,479
Yelp, Inc. (A)	3,069	105,880

		163,359

IT Services - 2.0%
CACI International, Inc., Class A (A)	1,011	184,022
CoreLogic, Inc. (A)	3,257	121,356
Leidos Holdings, Inc.	5,944	380,951
LiveRamp Holdings, Inc. (A)	2,775	151,432
MAXIMUS, Inc.	2,594	184,122
Perspecta, Inc.	5,719	115,638
Sabre Corp.	11,200	239,568
Science Applications International Corp.	2,070	159,287
WEX, Inc. (A)	1,753	336,558

		1,872,934

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.4%
Brunswick Corp.	3,539	$ 178,118
Polaris Industries, Inc.	2,330	196,722

		374,840

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A (A)	819	250,352
Bio-Techne Corp.	1,536	304,973
Charles River Laboratories International, Inc. (A)	1,961	284,835
PRA Health Sciences, Inc. (A)	2,398	264,475
Syneos Health, Inc. (A)	2,477	128,210

		1,232,845

Machinery - 3.6%
AGCO Corp.	2,614	181,804
Colfax Corp. (A)	3,865	114,713
Crane Co.	2,066	174,825
Donaldson Co., Inc.	5,201	260,362
Graco, Inc.	6,722	332,873
IDEX Corp.	3,082	467,663
ITT, Inc.	3,554	206,132
Kennametal, Inc.	3,344	122,892
Lincoln Electric Holdings, Inc.	2,572	215,714
Nordson Corp.	2,098	278,027
Oshkosh Corp.	2,849	214,045
Terex Corp.	2,519	80,936
Timken Co.	2,773	120,958
Toro Co.	4,316	297,113
Trinity Industries, Inc.	5,423	117,842
Woodward, Inc.	2,272	215,590

		3,401,489

Marine - 0.2%
Kirby Corp. (A)	2,191	164,566

Media - 0.8%
AMC Networks, Inc., Class A (A)	1,819	103,246
Cable One, Inc.	202	198,239
John Wiley & Sons, Inc., Class A	1,839	81,320
Meredith Corp.	1,626	89,853
New York Times Co., Class A (B)	5,774	189,676
TEGNA, Inc.	8,776	123,742

		786,076

Metals & Mining - 1.5%
Allegheny Technologies, Inc. (A)	5,111	130,688
Carpenter Technology Corp.	1,927	88,353
Commercial Metals Co.	4,784	81,711
Compass Minerals International, Inc.	1,378	74,922
Reliance Steel & Aluminum Co.	2,728	246,229
Royal Gold, Inc.	2,664	242,238
Steel Dynamics, Inc.	9,335	329,245
U.S. Steel Corp.	7,044	137,288
Worthington Industries, Inc.	1,597	59,600

		1,390,274

Multi-Utilities - 0.5%
Black Hills Corp.	2,196	162,658
MDU Resources Group, Inc.	7,974	205,968
NorthWestern Corp.	2,047	144,129

		512,755

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.3%
Dillard’s, Inc., Class A (B)	751	$ 54,087
Ollie’s Bargain Outlet Holdings, Inc. (A)	2,097	178,937

		233,024

Oil, Gas & Consumable Fuels - 1.9%
Callon Petroleum Co. (A)	9,267	69,966
Chesapeake Energy Corp. (A)	42,467	131,648
CNX Resources Corp. (A)	8,065	86,860
EQT Corp.	10,360	214,866
Equitrans Midstream Corp. (A)	8,272	180,164
Matador Resources Co. (A)	4,212	81,418
Murphy Oil Corp.	6,615	193,820
Oasis Petroleum, Inc. (A)	10,992	66,392
PBF Energy, Inc., Class A	4,874	151,776
QEP Resources, Inc. (A)	9,612	74,877
Range Resources Corp.	8,444	94,911
SM Energy Co.	4,199	73,441
Southwestern Energy Co. (A)	22,013	103,241
World Fuel Services Corp.	2,732	78,927
WPX Energy, Inc. (A)	16,073	210,717

		1,813,024

Paper & Forest Products - 0.3%
Domtar Corp.	2,559	127,055
Louisiana-Pacific Corp.	5,506	134,236

		261,291

Personal Products - 0.2%
Edgewell Personal Care Co. (A)	2,201	96,602
Nu Skin Enterprises, Inc., Class A	2,251	107,733

		204,335

Pharmaceuticals - 0.4%
Catalent, Inc. (A)	5,922	240,374
Mallinckrodt PLC (A)	3,396	73,829
Prestige Consumer Healthcare, Inc. (A)	2,106	62,990

		377,193

Professional Services - 0.6%
ASGN, Inc. (A)	2,141	135,932
Insperity, Inc.	1,515	187,345
ManpowerGroup, Inc.	2,456	203,087

		526,364

Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	1,855	286,004
Realogy Holdings Corp.	4,615	52,611

		338,615

Road & Rail - 1.3%
Avis Budget Group, Inc. (A)	2,588	90,218
Genesee & Wyoming, Inc., Class A (A)	2,289	199,463
Knight-Swift Transportation Holdings, Inc.	5,066	165,557
Landstar System, Inc.	1,631	178,415
Old Dominion Freight Line, Inc.	2,640	381,190
Ryder System, Inc.	2,160	133,898
Werner Enterprises, Inc.	1,777	60,685

		1,209,426

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic, Inc. (A)	2,405	$ 101,178
Cree, Inc. (A)	4,198	240,210
Cypress Semiconductor Corp.	14,797	220,771
First Solar, Inc. (A)	3,071	162,272
MKS Instruments, Inc.	2,204	205,082
Monolithic Power Systems, Inc.	1,606	217,597
Silicon Laboratories, Inc. (A)	1,752	141,667
Synaptics, Inc. (A)	1,399	55,610
Teradyne, Inc.	7,061	281,310
Universal Display Corp. (B)	1,724	263,513
Versum Materials, Inc.	4,437	223,226

		2,112,436

Software - 3.0%
ACI Worldwide, Inc. (A)	4,723	155,245
Blackbaud, Inc.	1,975	157,467
CDK Global, Inc.	5,072	298,335
CommVault Systems, Inc. (A)	1,568	101,512
Fair Isaac Corp. (A)	1,182	321,067
j2 Global, Inc.	1,884	163,154
LogMeIn, Inc.	2,067	165,567
Manhattan Associates, Inc. (A)	2,644	145,711
PTC, Inc. (A)	4,342	400,246
Teradata Corp. (A)	4,770	208,210
Tyler Technologies, Inc. (A)	1,557	318,251
Ultimate Software Group, Inc. (A)	1,288	425,207

		2,859,972

Specialty Retail - 1.5%
Aaron’s, Inc.	2,733	143,756
American Eagle Outfitters, Inc.	6,816	151,111
AutoNation, Inc. (A)	2,344	83,728
Bed Bath & Beyond, Inc. (B)	5,590	94,974
Dick’s Sporting Goods, Inc.	3,000	110,430
Five Below, Inc. (A)	2,268	281,799
Michaels Cos., Inc. (A)	3,655	41,740
Murphy USA, Inc. (A)	1,220	104,456
Sally Beauty Holdings, Inc. (A) (B)	4,902	90,246
Signet Jewelers, Ltd.	2,111	57,335
Urban Outfitters, Inc. (A)	3,064	90,817
Williams-Sonoma, Inc. (B)	3,260	183,440

		1,433,832

Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp. (A)	4,837	132,002

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	1,851	186,562
Deckers Outdoor Corp. (A)	1,185	174,183
Skechers U.S.A., Inc., Class A (A)	5,427	182,402

		543,147

Thrifts & Mortgage Finance - 0.4%
LendingTree, Inc. (A) (B)	303	106,523
New York Community Bancorp, Inc.	19,004	219,876
Washington Federal, Inc.	3,298	95,279

		421,678

Trading Companies & Distributors - 0.5%
GATX Corp.	1,488	113,639
MSC Industrial Direct Co., Inc., Class A	1,836	151,855
NOW, Inc. (A)	4,410	61,564
Watsco, Inc.	1,307	187,175

		514,233

	Shares	Value
COMMON STOCKS (continued)
Water Utilities - 0.3%
Aqua America, Inc.	7,244	$ 263,971

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	3,813	117,173

Total Common Stocks (Cost $65,681,340)		67,983,990

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 27.4%
U.S. Treasury - 27.4%
U.S. Treasury Note
2.13%, 03/31/2024	$ 26,211,000	26,065,611

Total U.S. Government Obligation (Cost $26,077,800)		26,065,611

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (C)	1,408,006	1,408,006

Total Other Investment Company (Cost $1,408,006)		1,408,006

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp., 1.45% (C), dated 03/29/2019, to be repurchased at $4,969,030 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $5,069,060.	$ 4,968,430	4,968,430

Total Repurchase Agreement (Cost $4,968,430)		4,968,430

Total Investments (Cost $98,135,576)		100,426,037
Net Other Assets (Liabilities) - (5.7)%		(5,424,275)

Net Assets - 100.0%		$ 95,001,762

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	Long	5	06/21/2019	$ 940,708	$ 950,500	$ 9,792	$ —

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$67,983,990	$—	$—	$67,983,990
U.S. Government Obligation	—	26,065,611	—	26,065,611
Other Investment Company	1,408,006	—	—	1,408,006
Repurchase Agreement	—	4,968,430	—	4,968,430

Total Investments	$69,391,996	$31,034,041	$—	$100,426,037

Other Financial Instruments
Futures Contracts (E)	$9,792	$—	$—	$9,792

Total Other Financial Instruments	$9,792	$—	$—	$9,792

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,374,931. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 87.9%
Aerospace & Defense - 2.3%
Arconic, Inc.	6,542	$ 125,018
Boeing Co.	7,963	3,037,247
General Dynamics Corp.	4,108	695,402
Harris Corp.	1,790	285,881
Huntington Ingalls Industries, Inc.	631	130,743
L3 Technologies, Inc.	1,204	248,469
Lockheed Martin Corp.	3,724	1,117,796
Northrop Grumman Corp.	2,571	693,142
Raytheon Co.	4,280	779,302
Textron, Inc.	3,560	180,350
TransDigm Group, Inc. (A)	738	335,045
United Technologies Corp.	12,289	1,583,929

		9,212,324

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	2,076	180,591
Expeditors International of Washington, Inc.	2,602	197,492
FedEx Corp.	3,640	660,332
United Parcel Service, Inc., Class B	10,552	1,179,081

		2,217,496

Airlines - 0.4%
Alaska Air Group, Inc.	1,865	104,664
American Airlines Group, Inc.	6,056	192,339
Delta Air Lines, Inc.	9,367	483,806
Southwest Airlines Co.	7,539	391,349
United Continental Holdings, Inc. (A)	3,398	271,092

		1,443,250

Auto Components - 0.1%
Aptiv PLC	3,942	313,350
BorgWarner, Inc.	3,147	120,876

		434,226

Automobiles - 0.3%
Ford Motor Co.	59,239	520,118
General Motors Co.	19,872	737,251
Harley-Davidson, Inc.	2,416	86,155

		1,343,524

Banks - 4.7%
Bank of America Corp.	136,174	3,757,041
BB&T Corp.	11,578	538,724
Citigroup, Inc.	35,650	2,218,143
Citizens Financial Group, Inc.	6,978	226,785
Comerica, Inc.	2,408	176,555
Fifth Third Bancorp	11,669	294,292
First Republic Bank	2,499	251,050
Huntington Bancshares, Inc.	15,868	201,206
JPMorgan Chase & Co.	49,637	5,024,753
KeyCorp	15,292	240,849
M&T Bank Corp.	2,102	330,056
People’s United Financial, Inc.	5,961	97,999
PNC Financial Services Group, Inc.	6,877	843,533
Regions Financial Corp.	15,427	218,292
SunTrust Banks, Inc.	6,720	398,160
SVB Financial Group (A)	800	177,888
US Bancorp	22,810	1,099,214

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	62,072	$ 2,999,319
Zions Bancorp NA	2,824	128,238

		19,222,097

Beverages - 1.6%
Brown-Forman Corp., Class B	2,522	133,111
Coca-Cola Co.	58,330	2,733,344
Constellation Brands, Inc., Class A	2,526	442,883
Molson Coors Brewing Co., Class B	2,847	169,823
Monster Beverage Corp. (A)	5,927	323,496
PepsiCo, Inc.	21,294	2,609,580

		6,412,237

Biotechnology - 2.1%
AbbVie, Inc.	22,363	1,802,234
Alexion Pharmaceuticals, Inc. (A)	3,389	458,125
Amgen, Inc.	9,432	1,791,891
Biogen, Inc. (A)	2,984	705,358
Celgene Corp. (A)	10,647	1,004,438
Gilead Sciences, Inc.	19,339	1,257,229
Incyte Corp. (A)	2,696	231,883
Regeneron Pharmaceuticals, Inc. (A)	1,189	488,227
Vertex Pharmaceuticals, Inc. (A)	3,873	712,438

		8,451,823

Building Products - 0.3%
A.O. Smith Corp.	2,148	114,531
Allegion PLC	1,431	129,806
Fortune Brands Home & Security, Inc.	2,129	101,362
Johnson Controls International PLC	13,835	511,065
Masco Corp.	4,462	175,401

		1,032,165

Capital Markets - 2.3%
Affiliated Managers Group, Inc.	791	84,724
Ameriprise Financial, Inc.	2,054	263,117
Bank of New York Mellon Corp.	13,318	671,627
BlackRock, Inc.	1,843	787,643
Cboe Global Markets, Inc.	1,699	162,153
Charles Schwab Corp.	17,985	769,039
CME Group, Inc.	5,425	892,846
E*TRADE Financial Corp.	3,732	173,277
Franklin Resources, Inc.	4,478	148,401
Goldman Sachs Group, Inc.	5,190	996,428
Intercontinental Exchange, Inc.	8,618	656,175
Invesco, Ltd.	6,021	116,266
Moody’s Corp.	2,520	456,347
Morgan Stanley	19,687	830,791
MSCI, Inc.	1,277	253,919
Nasdaq, Inc.	1,756	153,632
Northern Trust Corp.	3,309	299,167
Raymond James Financial, Inc.	1,925	154,789
S&P Global, Inc.	3,768	793,352
State Street Corp.	5,742	377,881
T. Rowe Price Group, Inc.	3,579	358,329

		9,399,903

Chemicals - 1.7%
Air Products & Chemicals, Inc.	3,329	635,706
Albemarle Corp. (B)	1,603	131,414
Celanese Corp.	1,943	191,599
CF Industries Holdings, Inc.	3,380	138,174
DowDuPont, Inc.	34,182	1,822,243
Eastman Chemical Co.	2,117	160,638

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	3,842	$ 678,267
FMC Corp.	2,041	156,790
International Flavors & Fragrances, Inc. (B)	1,533	197,435
Linde PLC	8,355	1,469,895
LyondellBasell Industries NV, Class A	4,612	387,777
Mosaic Co.	5,375	146,791
PPG Industries, Inc.	3,574	403,397
Sherwin-Williams Co.	1,239	533,650

		7,053,776

Commercial Services & Supplies - 0.3%
Cintas Corp.	1,283	259,307
Copart, Inc. (A)	3,044	184,436
Republic Services, Inc.	3,269	262,762
Rollins, Inc.	2,236	93,062
Waste Management, Inc.	5,913	614,420

		1,413,987

Communications Equipment - 1.1%
Arista Networks, Inc. (A)	794	249,681
Cisco Systems, Inc.	66,734	3,602,969
F5 Networks, Inc. (A)	902	141,551
Juniper Networks, Inc.	5,275	139,629
Motorola Solutions, Inc.	2,484	348,803

		4,482,633

Construction & Engineering - 0.1%
Fluor Corp.	2,118	77,942
Jacobs Engineering Group, Inc.	1,777	133,613
Quanta Services, Inc.	2,141	80,801

		292,356

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	949	190,920
Vulcan Materials Co.	1,997	236,445

		427,365

Consumer Finance - 0.6%
American Express Co.	10,483	1,145,792
Capital One Financial Corp.	7,091	579,264
Discover Financial Services	4,979	354,305
Synchrony Financial	9,900	315,810

		2,395,171

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,272	143,736
Ball Corp.	5,067	293,177
International Paper Co.	6,065	280,627
Packaging Corp. of America	1,432	142,312
Sealed Air Corp.	2,360	108,702
WestRock Co.	3,869	148,376

		1,116,930

Distributors - 0.1%
Genuine Parts Co.	2,213	247,922
LKQ Corp. (A)	4,770	135,373

		383,295

Diversified Consumer Services - 0.0% (C)
H&R Block, Inc.	3,117	74,621

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B (A)	29,479	$ 5,922,036
Jefferies Financial Group, Inc.	3,988	74,935

		5,996,971

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	110,430	3,463,085
CenturyLink, Inc.	14,415	172,836
Verizon Communications, Inc.	62,641	3,703,962

		7,339,883

Electric Utilities - 1.8%
Alliant Energy Corp.	3,576	168,537
American Electric Power Co., Inc.	7,479	626,366
Duke Energy Corp.	11,019	991,710
Edison International	4,938	305,761
Entergy Corp.	2,872	274,649
Evergy, Inc.	3,862	224,189
Eversource Energy	4,805	340,915
Exelon Corp.	14,700	736,911
FirstEnergy Corp.	7,637	317,776
NextEra Energy, Inc.	7,247	1,400,990
Pinnacle West Capital Corp.	1,698	162,295
PPL Corp.	10,929	346,886
Southern Co.	15,686	810,653
Xcel Energy, Inc.	7,797	438,269

		7,145,907

Electrical Equipment - 0.4%
AMETEK, Inc.	3,441	285,500
Eaton Corp. PLC	6,422	517,356
Emerson Electric Co.	9,317	637,935
Rockwell Automation, Inc.	1,814	318,285

		1,759,076

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	4,519	426,774
Corning, Inc.	11,926	394,751
FLIR Systems, Inc.	2,054	97,729
IPG Photonics Corp. (A)	536	81,354
Keysight Technologies, Inc. (A)	2,844	247,997
TE Connectivity, Ltd.	5,138	414,894

		1,663,499

Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	7,784	215,772
Halliburton Co.	13,226	387,522
Helmerich & Payne, Inc.	1,660	92,230
National Oilwell Varco, Inc.	5,812	154,832
Schlumberger, Ltd.	21,011	915,449
TechnipFMC PLC	6,451	151,727

		1,917,532

Entertainment - 1.6%
Activision Blizzard, Inc.	11,581	527,283
Electronic Arts, Inc. (A)	4,542	461,604
Netflix, Inc. (A)	6,620	2,360,427
Take-Two Interactive Software, Inc. (A)	1,714	161,750
Viacom, Inc., Class B	5,360	150,455
Walt Disney Co.	26,474	2,939,398

		6,600,917

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.	1,707	$ 243,350
American Tower Corp.	6,687	1,317,740
Apartment Investment & Management Co., Class A	2,415	121,450
AvalonBay Communities, Inc.	2,102	421,934
Boston Properties, Inc.	2,343	313,681
Crown Castle International Corp.	6,301	806,528
Digital Realty Trust, Inc.	3,148	374,612
Duke Realty Corp.	5,448	166,600
Equinix, Inc.	1,261	571,435
Equity Residential	5,610	422,545
Essex Property Trust, Inc.	995	287,794
Extra Space Storage, Inc.	1,931	196,788
Federal Realty Investment Trust	1,126	155,219
HCP, Inc.	7,241	226,643
Host Hotels & Resorts, Inc.	11,225	212,152
Iron Mountain, Inc.	4,340	153,896
Kimco Realty Corp.	6,387	118,160
Macerich Co.	1,605	69,577
Mid-America Apartment Communities, Inc.	1,726	188,704
Prologis, Inc.	9,558	687,698
Public Storage	2,273	495,014
Realty Income Corp.	4,603	338,597
Regency Centers Corp.	2,541	171,492
SBA Communications Corp. (A)	1,705	340,420
Simon Property Group, Inc.	4,684	853,472
SL Green Realty Corp.	1,267	113,929
UDR, Inc.	4,176	189,841
Ventas, Inc.	5,400	344,574
Vornado Realty Trust	2,629	177,300
Welltower, Inc.	5,858	454,581
Weyerhaeuser Co.	11,315	298,037

		10,833,763

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	6,676	1,616,527
Kroger Co.	12,093	297,488
Sysco Corp.	7,162	478,135
Walgreens Boots Alliance, Inc.	12,158	769,237
Walmart, Inc.	21,580	2,104,697

		5,266,084

Food Products - 1.0%
Archer-Daniels-Midland Co.	8,492	366,260
Campbell Soup Co.	2,921	111,378
Conagra Brands, Inc.	7,364	204,277
General Mills, Inc.	9,046	468,130
Hershey Co.	2,110	242,291
Hormel Foods Corp. (B)	4,135	185,083
J.M. Smucker Co.	1,724	200,846
Kellogg Co.	3,806	218,388
Kraft Heinz Co.	9,426	307,759
Lamb Weston Holdings, Inc.	2,222	166,517
McCormick & Co., Inc.	1,857	279,720
Mondelez International, Inc., Class A	21,893	1,092,899
Tyson Foods, Inc., Class A	4,474	310,630

		4,154,178

Gas Utilities - 0.0% (C)
Atmos Energy Corp.	1,773	182,495

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	26,628	2,128,642
ABIOMED, Inc. (A)	682	194,772

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Align Technology, Inc. (A)	1,101	$ 313,047
Baxter International, Inc.	7,224	587,383
Becton Dickinson and Co.	4,079	1,018,649
Boston Scientific Corp. (A)	21,011	806,402
Cooper Cos., Inc.	749	221,831
Danaher Corp.	9,526	1,257,623
DENTSPLY SIRONA, Inc.	3,374	167,317
Edwards Lifesciences Corp. (A)	3,148	602,307
Hologic, Inc. (A)	4,059	196,456
IDEXX Laboratories, Inc. (A)	1,304	291,574
Intuitive Surgical, Inc. (A)	1,735	989,956
Medtronic PLC	20,333	1,851,930
ResMed, Inc.	2,172	225,823
Stryker Corp.	4,690	926,369
Teleflex, Inc.	697	210,606
Varian Medical Systems, Inc. (A)	1,378	195,290
Zimmer Biomet Holdings, Inc.	3,100	395,870

		12,581,847

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	2,369	188,383
Anthem, Inc.	3,895	1,117,787
Cardinal Health, Inc.	4,518	217,542
Centene Corp. (A)	6,263	332,565
Cigna Corp. (A)	5,764	926,967
CVS Health Corp.	19,662	1,060,372
DaVita, Inc. (A)	1,918	104,128
HCA Healthcare, Inc.	4,047	527,648
Henry Schein, Inc. (A)	2,294	137,892
Humana, Inc.	2,056	546,896
Laboratory Corp. of America Holdings (A)	1,496	228,858
McKesson Corp.	2,908	340,410
Quest Diagnostics, Inc.	2,035	182,987
UnitedHealth Group, Inc.	14,545	3,596,397
Universal Health Services, Inc., Class B	1,265	169,219
WellCare Health Plans, Inc. (A)	759	204,740

		9,882,791

Health Care Technology - 0.1%
Cerner Corp. (A)	4,916	281,244

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	6,068	307,769
Chipotle Mexican Grill, Inc. (A)	367	260,684
Darden Restaurants, Inc.	1,871	227,270
Hilton Worldwide Holdings, Inc.	4,442	369,175
Marriott International, Inc., Class A	4,275	534,760
McDonald’s Corp.	11,604	2,203,599
MGM Resorts International	7,732	198,403
Norwegian Cruise Line Holdings, Ltd. (A)	3,298	181,258
Royal Caribbean Cruises, Ltd.	2,599	297,897
Starbucks Corp.	18,853	1,401,532
Wynn Resorts, Ltd.	1,469	175,281
Yum! Brands, Inc.	4,644	463,518

		6,621,146

Household Durables - 0.3%
D.R. Horton, Inc.	5,153	213,231
Garmin, Ltd.	1,836	158,539
Leggett & Platt, Inc.	1,985	83,807
Lennar Corp., Class A	4,333	212,707
Mohawk Industries, Inc. (A)	934	117,824
Newell Brands, Inc.	5,899	90,491

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	3,868	$ 108,149
Whirlpool Corp.	963	127,973

		1,112,721

Household Products - 1.5%
Church & Dwight Co., Inc.	3,725	265,332
Clorox Co.	1,944	311,934
Colgate-Palmolive Co.	13,060	895,132
Kimberly-Clark Corp.	5,220	646,758
Procter & Gamble Co.	37,922	3,945,784

		6,064,940

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	10,039	181,505
NRG Energy, Inc.	4,261	181,007

		362,512

Industrial Conglomerates - 1.3%
3M Co.	8,728	1,813,504
General Electric Co.	131,967	1,318,350
Honeywell International, Inc.	11,051	1,756,225
Roper Technologies, Inc.	1,569	536,551

		5,424,630

Insurance - 2.1%
Aflac, Inc.	11,374	568,700
Allstate Corp.	5,035	474,196
American International Group, Inc.	13,183	567,660
Aon PLC	3,638	621,007
Arthur J. Gallagher & Co.	2,791	217,977
Assurant, Inc.	937	88,931
Brighthouse Financial, Inc. (A)	1,769	64,197
Chubb, Ltd.	6,947	973,136
Cincinnati Financial Corp.	2,296	197,226
Everest Re Group, Ltd.	618	133,463
Hartford Financial Services Group, Inc.	5,451	271,024
Lincoln National Corp.	3,098	181,853
Loews Corp.	4,155	199,149
Marsh & McLennan Cos., Inc.	7,660	719,274
MetLife, Inc.	14,514	617,861
Principal Financial Group, Inc.	3,923	196,895
Progressive Corp.	8,850	637,996
Prudential Financial, Inc.	6,203	569,932
Torchmark Corp.	1,535	125,793
Travelers Cos., Inc.	3,995	547,954
Unum Group	3,255	110,117
Willis Towers Watson PLC	1,959	344,098

		8,428,439

Interactive Media & Services - 4.2%
Alphabet, Inc., Class A (A)	4,539	5,341,904
Alphabet, Inc., Class C (A)	4,659	5,466,451
Facebook, Inc., Class A (A)	36,163	6,028,011
TripAdvisor, Inc. (A)	1,556	80,056
Twitter, Inc. (A)	11,042	363,061

		17,279,483

Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (A)	6,254	11,136,811
Booking Holdings, Inc. (A)	681	1,188,284
eBay, Inc.	13,039	484,268
Expedia Group, Inc.	1,773	210,987

		13,020,350

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.5%
Accenture PLC, Class A	9,665	$ 1,701,233
Akamai Technologies, Inc. (A)	2,474	177,411
Alliance Data Systems Corp.	690	120,736
Automatic Data Processing, Inc.	6,605	1,055,083
Broadridge Financial Solutions, Inc.	1,754	181,872
Cognizant Technology Solutions Corp., Class A	8,717	631,547
DXC Technology Co.	4,066	261,485
Fidelity National Information Services, Inc.	4,893	553,398
Fiserv, Inc. (A)	5,935	523,942
FleetCor Technologies, Inc. (A)	1,301	320,814
Gartner, Inc. (A)	1,362	206,588
Global Payments, Inc.	2,391	326,419
International Business Machines Corp.	13,492	1,903,721
Jack Henry & Associates, Inc.	1,170	162,326
Mastercard, Inc., Class A	13,683	3,221,662
Paychex, Inc.	4,846	388,649
PayPal Holdings, Inc. (A)	17,785	1,846,794
Total System Services, Inc.	2,467	234,390
VeriSign, Inc. (A)	1,597	289,951
Visa, Inc., Class A	26,531	4,143,877
Western Union Co.	6,609	122,068

		18,373,966

Leisure Products - 0.1%
Hasbro, Inc.	1,755	149,210
Mattel, Inc. (A) (B)	5,235	68,055

		217,265

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	4,815	387,030
Illumina, Inc. (A)	2,230	692,838
IQVIA Holdings, Inc. (A)	2,401	345,384
Mettler-Toledo International, Inc. (A)	374	270,402
PerkinElmer, Inc.	1,677	161,596
Thermo Fisher Scientific, Inc.	6,102	1,670,239
Waters Corp. (A)	1,086	273,357

		3,800,846

Machinery - 1.4%
Caterpillar, Inc.	8,724	1,182,015
Cummins, Inc.	2,195	346,525
Deere & Co.	4,829	771,867
Dover Corp.	2,198	206,172
Flowserve Corp.	1,984	89,558
Fortive Corp.	4,462	374,317
Illinois Tool Works, Inc.	4,578	657,080
Ingersoll-Rand PLC	3,672	396,392
PACCAR, Inc.	5,256	358,144
Parker-Hannifin Corp.	1,963	336,890
Pentair PLC	2,392	106,468
Snap-on, Inc.	842	131,790
Stanley Black & Decker, Inc.	2,293	312,238
Wabtec Corp.	2,115	155,918
Xylem, Inc.	2,720	214,989

		5,640,363

Media - 1.2%
CBS Corp., Class B	5,271	250,531
Charter Communications, Inc., Class A (A)	2,631	912,720
Comcast Corp., Class A	68,470	2,737,431
Discovery, Inc., Class A (A) (B)	2,382	64,362
Discovery, Inc., Class C (A)	5,466	138,946

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
DISH Network Corp., Class A (A)	3,478	$ 110,218
Fox Corp., Class A (A)	5,347	196,288
Fox Corp., Class B (A)	2,460	88,265
Interpublic Group of Cos., Inc.	5,835	122,593
News Corp., Class A	5,842	72,674
News Corp., Class B	1,876	23,431
Omnicom Group, Inc.	3,392	247,582

		4,965,041

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	21,964	283,116
Newmont Mining Corp.	8,077	288,914
Nucor Corp.	4,628	270,044

		842,074

Multi-Utilities - 1.0%
Ameren Corp.	3,711	272,944
CenterPoint Energy, Inc.	7,598	233,259
CMS Energy Corp.	4,298	238,711
Consolidated Edison, Inc.	4,869	412,940
Dominion Energy, Inc.	12,117	928,889
DTE Energy Co.	2,757	343,908
NiSource, Inc.	5,645	161,786
Public Service Enterprise Group, Inc.	7,660	455,081
Sempra Energy	4,157	523,200
WEC Energy Group, Inc.	4,781	378,081

		3,948,799

Multiline Retail - 0.4%
Dollar General Corp.	3,987	475,649
Dollar Tree, Inc. (A)	3,606	378,774
Kohl’s Corp.	2,504	172,200
Macy’s, Inc.	4,661	112,004
Nordstrom, Inc.	1,625	72,118
Target Corp.	7,912	635,017

		1,845,762

Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	7,573	344,420
Apache Corp.	5,691	197,250
Cabot Oil & Gas Corp.	6,418	167,510
Chevron Corp.	28,806	3,548,323
Cimarex Energy Co.	1,536	107,366
Concho Resources, Inc.	3,040	337,318
ConocoPhillips	17,196	1,147,661
Devon Energy Corp.	6,642	209,622
Diamondback Energy, Inc.	2,343	237,885
EOG Resources, Inc.	8,795	837,108
Exxon Mobil Corp.	64,232	5,189,946
Hess Corp.	3,861	232,548
HollyFrontier Corp.	2,383	117,411
Kinder Morgan, Inc.	29,513	590,555
Marathon Oil Corp.	12,408	207,338
Marathon Petroleum Corp.	10,212	611,188
Noble Energy, Inc.	7,332	181,320
Occidental Petroleum Corp.	11,362	752,164
ONEOK, Inc.	6,239	435,732
Phillips 66	6,358	605,091
Pioneer Natural Resources Co.	2,555	389,075
Valero Energy Corp.	6,333	537,228
Williams Cos., Inc.	18,357	527,213

		17,511,272

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Coty, Inc., Class A	6,832	$ 78,568
Estee Lauder Cos., Inc., Class A	3,307	547,474

		626,042

Pharmaceuticals - 4.2%
Allergan PLC	4,742	694,276
Bristol-Myers Squibb Co.	24,749	1,180,775
Eli Lilly & Co.	13,092	1,698,818
Johnson & Johnson	40,370	5,643,323
Merck & Co., Inc.	39,131	3,254,525
Mylan NV (A)	7,815	221,477
Nektar Therapeutics (A)	2,640	88,704
Perrigo Co. PLC	1,895	91,263
Pfizer, Inc.	84,162	3,574,360
Zoetis, Inc.	7,257	730,562

		17,178,083

Professional Services - 0.3%
Equifax, Inc.	1,827	216,500
IHS Markit, Ltd. (A)	5,509	299,579
Nielsen Holdings PLC	5,388	127,534
Robert Half International, Inc.	1,807	117,744
Verisk Analytics, Inc.	2,479	329,707

		1,091,064

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	4,737	234,245

Road & Rail - 0.9%
CSX Corp.	11,749	879,060
JB Hunt Transport Services, Inc.	1,319	133,602
Kansas City Southern	1,533	177,797
Norfolk Southern Corp.	4,053	757,465
Union Pacific Corp.	10,959	1,832,345

		3,780,269

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (A)	13,353	340,769
Analog Devices, Inc.	5,585	587,933
Applied Materials, Inc.	14,391	570,747
Broadcom, Inc.	6,006	1,806,064
Intel Corp.	68,174	3,660,944
KLA-Tencor Corp.	2,505	299,122
Lam Research Corp.	2,313	414,050
Maxim Integrated Products, Inc.	4,147	220,496
Microchip Technology, Inc. (B)	3,590	297,826
Micron Technology, Inc. (A)	16,997	702,486
NVIDIA Corp.	9,186	1,649,438
Qorvo, Inc. (A)	1,860	133,418
QUALCOMM, Inc.	18,346	1,046,272
Skyworks Solutions, Inc.	2,639	217,665
Texas Instruments, Inc.	14,230	1,509,376
Xilinx, Inc.	3,839	486,747

		13,943,353

Software - 5.6%
Adobe, Inc. (A)	7,392	1,969,894
ANSYS, Inc. (A)	1,268	231,676
Autodesk, Inc. (A)	3,319	517,167
Cadence Design Systems, Inc. (A)	4,251	269,981
Citrix Systems, Inc.	1,897	189,055
Fortinet, Inc. (A)	2,199	184,650
Intuit, Inc.	3,927	1,026,557

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	116,308	$ 13,717,365
Oracle Corp.	38,627	2,074,656
Red Hat, Inc. (A)	2,681	489,819
salesforce.com, Inc. (A)	11,599	1,836,934
Symantec Corp.	9,692	222,819
Synopsys, Inc. (A)	2,267	261,045

		22,991,618

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	1,089	185,707
AutoZone, Inc. (A)	376	385,069
Best Buy Co., Inc.	3,551	252,334
CarMax, Inc. (A)	2,577	179,875
Foot Locker, Inc.	1,710	103,626
Gap, Inc.	3,239	84,797
Home Depot, Inc.	17,125	3,286,116
L Brands, Inc.	3,460	95,427
Lowe’s Cos., Inc.	12,144	1,329,404
O’Reilly Automotive, Inc. (A)	1,189	461,689
Ross Stores, Inc.	5,620	523,222
Tiffany & Co.	1,646	173,735
TJX Cos., Inc.	18,758	998,113
Tractor Supply Co.	1,837	179,585
Ulta Salon Cosmetics & Fragrance, Inc. (A)	853	297,467

		8,536,166

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	67,909	12,899,314
Hewlett Packard Enterprise Co.	20,874	322,086
HP, Inc.	23,249	451,728
NetApp, Inc.	3,742	259,470
Seagate Technology PLC	3,885	186,053
Western Digital Corp.	4,410	211,945
Xerox Corp.	3,029	96,867

		14,427,463

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings, Ltd.	2,313	105,820
Hanesbrands, Inc.	5,477	97,929
NIKE, Inc., Class B	19,081	1,606,811
PVH Corp.	1,147	139,877
Ralph Lauren Corp.	802	104,003
Tapestry, Inc.	4,397	142,858
Under Armour, Inc., Class A (A) (B)	2,844	60,122
Under Armour, Inc., Class C (A)	2,919	55,081
VF Corp.	4,916	427,250

		2,739,751

Tobacco - 0.9%
Altria Group, Inc.	28,414	1,631,816
Philip Morris International, Inc.	23,568	2,083,176

		3,714,992

Trading Companies & Distributors - 0.1%
Fastenal Co.	4,337	278,913
United Rentals, Inc. (A)	1,208	138,014
WW Grainger, Inc.	682	205,234

		622,161

Water Utilities - 0.1%
American Water Works Co., Inc.	2,739	285,568

Total Common Stocks (Cost $333,660,178)		358,045,750

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 10.9%
U.S. Treasury - 10.9%
U.S. Treasury Note
2.13%, 03/31/2024	$ 44,417,000	$ 44,170,624

Total U.S. Government Obligation (Cost $44,191,351)		44,170,624

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (D)	772,920	772,920

Total Other Investment Company (Cost $772,920)		772,920

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.45% (D), dated 03/29/2019, to be repurchased at $5,038,483 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $5,140,027.	$ 5,037,875	5,037,875

Total Repurchase Agreement (Cost $5,037,875)		5,037,875

Total Investments (Cost $383,662,324)		408,027,169
Net Other Assets (Liabilities) - (0.2)%		(653,631)

Net Assets - 100.0%		$ 407,373,538

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	34	06/21/2019	$4,698,694	$4,824,260	$125,566	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$358,045,750	$—	$—	$358,045,750
U.S. Government Obligation	—	44,170,624	—	44,170,624
Other Investment Company	772,920	—	—	772,920
Repurchase Agreement	—	5,037,875	—	5,037,875

Total Investments	$358,818,670	$49,208,499	$—	$408,027,169

Other Financial Instruments
Futures Contracts (F)	$125,566	$—	$—	$125,566

Total Other Financial Instruments	$125,566	$—	$—	$125,566

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $755,094. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at March 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 61.2%
Aerospace & Defense - 1.4%
AAR Corp.	1,075	$ 34,948
Aerojet Rocketdyne Holdings, Inc. (A)	2,376	84,419
Aerovironment, Inc. (A)	702	48,024
Axon Enterprise, Inc. (A)	1,938	105,447
Cubic Corp.	944	53,091
Mercury Systems, Inc. (A)	1,596	102,272
Moog, Inc., Class A	1,069	92,949
National Presto Industries, Inc.	166	18,019
Triumph Group, Inc.	1,643	31,316

		570,485

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (A)	848	42,875
Echo Global Logistics, Inc. (A)	916	22,699
Forward Air Corp.	948	61,364
Hub Group, Inc., Class A (A)	1,124	45,915

		172,853

Airlines - 0.5%
Allegiant Travel Co.	424	54,895
Hawaiian Holdings, Inc.	1,595	41,869
SkyWest, Inc.	1,701	92,347

		189,111

Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (A)	3,681	52,675
Cooper Tire & Rubber Co.	1,649	49,289
Cooper-Standard Holdings, Inc. (A)	534	25,077
Dorman Products, Inc. (A)	957	84,302
Fox Factory Holding Corp. (A)	1,251	87,432
Garrett Motion, Inc. (A)	2,438	35,912
Gentherm, Inc. (A)	1,109	40,878
LCI Industries	819	62,916
Motorcar Parts of America, Inc. (A)	620	11,699
Standard Motor Products, Inc.	665	32,651
Superior Industries International, Inc.	758	3,608

		486,439

Automobiles - 0.1%
Winnebago Industries, Inc.	960	29,904

Banks - 5.3%
Ameris Bancorp	1,314	45,136
Banc of California, Inc.	1,405	19,445
Banner Corp.	1,029	55,741
Berkshire Hills Bancorp, Inc.	1,335	36,365
Boston Private Financial Holdings, Inc.	2,760	30,250
Brookline Bancorp, Inc.	2,628	37,843
Central Pacific Financial Corp.	951	27,427
City Holding Co.	547	41,676
Columbia Banking System, Inc.	2,414	78,914
Community Bank System, Inc.	1,691	101,071
Customers Bancorp, Inc. (A)	942	17,248
CVB Financial Corp.	3,366	70,854
Eagle Bancorp, Inc. (A)	1,043	52,359
Fidelity Southern Corp.	728	19,940
First BanCorp	7,157	82,019
First Commonwealth Financial Corp.	3,250	40,950
First Financial Bancorp	3,241	77,979

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
First Midwest Bancorp, Inc.	3,520	$ 72,019
Franklin Financial Network, Inc.	402	11,662
Glacier Bancorp, Inc.	2,784	111,555
Great Western Bancorp, Inc.	1,876	59,263
Hanmi Financial Corp.	1,019	21,674
Heritage Financial Corp.	1,093	32,943
Hope Bancorp, Inc.	3,963	51,836
Independent Bank Corp.	1,131	91,622
LegacyTexas Financial Group, Inc.	1,488	55,636
National Bank Holdings Corp., Class A	854	28,404
NBT Bancorp, Inc.	1,441	51,890
OFG Bancorp	1,436	28,418
Old National Bancorp	4,963	81,393
Opus Bank	712	14,098
Pacific Premier Bancorp, Inc.	1,482	39,318
Preferred Bank	459	20,641
S&T Bancorp, Inc.	1,140	45,064
Seacoast Banking Corp. of Florida (A)	1,691	44,558
ServisFirst Bancshares, Inc.	1,515	51,146
Simmons First National Corp., Class A	3,042	74,468
Southside Bancshares, Inc.	1,043	34,659
Tompkins Financial Corp.	409	31,113
Triumph Bancorp, Inc. (A)	809	23,777
United Community Banks, Inc.	2,611	65,092
Veritex Holdings, Inc.	1,487	36,015
Westamerica Bancorporation (B)	886	54,755

		2,068,236

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	153	44,038
MGP Ingredients, Inc. (B)	419	32,326

		76,364

Biotechnology - 1.4%
Acorda Therapeutics, Inc. (A)	1,302	17,303
AMAG Pharmaceuticals, Inc. (A)	1,144	14,735
Anika Therapeutics, Inc. (A)	468	14,152
Cytokinetics, Inc. (A)	1,802	14,578
Eagle Pharmaceuticals, Inc. (A)	339	17,116
Emergent BioSolutions, Inc. (A)	1,484	74,972
Enanta Pharmaceuticals, Inc. (A)	519	49,575
Momenta Pharmaceuticals, Inc. (A)	3,245	47,150
Myriad Genetics, Inc. (A)	2,414	80,145
Progenics Pharmaceuticals, Inc. (A)	2,785	12,922
REGENXBIO, Inc. (A)	1,008	57,768
Repligen Corp. (A)	1,288	76,095
Spectrum Pharmaceuticals, Inc. (A)	3,475	37,148
Vanda Pharmaceuticals, Inc. (A)	1,734	31,906

		545,565

Building Products - 1.1%
AAON, Inc.	1,336	61,697
American Woodmark Corp. (A)	495	40,902
Apogee Enterprises, Inc.	895	33,554
Gibraltar Industries, Inc. (A)	1,057	42,925
Griffon Corp.	1,140	21,067
Insteel Industries, Inc.	602	12,594
Patrick Industries, Inc. (A)	747	33,854
PGT Innovations, Inc. (A)	1,913	26,495
Quanex Building Products Corp.	1,097	17,431
Simpson Manufacturing Co., Inc.	1,330	78,829
Universal Forest Products, Inc.	2,006	59,959

		429,307

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 0.6%
Blucora, Inc. (A)	1,588	$ 53,008
Donnelley Financial Solutions, Inc. (A)	1,124	16,725
Greenhill & Co., Inc.	579	12,454
INTL. FCStone, Inc. (A)	528	20,465
Piper Jaffray Cos.	482	35,104
Virtus Investment Partners, Inc.	231	22,534
Waddell & Reed Financial, Inc., Class A (B)	2,515	43,485
WisdomTree Investments, Inc.	3,884	27,421

		231,196

Chemicals - 1.7%
AdvanSix, Inc. (A)	956	27,313
American Vanguard Corp.	879	15,136
Balchem Corp.	1,063	98,646
Ferro Corp. (A)	2,743	51,925
FutureFuel Corp.	850	11,390
Hawkins, Inc.	317	11,675
HB Fuller Co.	1,675	81,472
Innophos Holdings, Inc.	646	19,470
Innospec, Inc.	805	67,097
Koppers Holdings, Inc. (A)	677	17,589
Kraton Corp. (A)	1,052	33,853
Livent Corp. (A)	4,810	59,067
LSB Industries, Inc. (A)	674	4,206
Quaker Chemical Corp.	439	87,945
Rayonier Advanced Materials, Inc.	1,623	22,008
Stepan Co.	668	58,463
Tredegar Corp.	842	13,590

		680,845

Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	2,181	79,279
Brady Corp., Class A	1,618	75,091
Interface, Inc.	1,959	30,012
LSC Communications, Inc.	1,098	7,170
Matthews International Corp., Class A	1,050	38,798
Mobile Mini, Inc.	1,472	49,960
Multi-Color Corp.	460	22,949
R.R. Donnelley & Sons Co.	2,321	10,955
Team, Inc. (A) (B)	991	17,343
Tetra Tech, Inc.	1,819	108,394
UniFirst Corp.	509	78,132
US Ecology, Inc.	727	40,697
Viad Corp.	665	37,433

		596,213

Communications Equipment - 0.9%
ADTRAN, Inc.	1,574	21,564
Applied Optoelectronics, Inc. (A) (B)	622	7,588
CalAmp Corp. (A)	1,129	14,203
Comtech Telecommunications Corp.	788	18,297
Digi International, Inc. (A)	912	11,555
Extreme Networks, Inc. (A)	3,846	28,807
Finisar Corp. (A)	3,884	89,992
Harmonic, Inc. (A)	2,921	15,832
NETGEAR, Inc. (A)	1,038	34,379
Viavi Solutions, Inc. (A)	7,511	92,986

		335,203

Construction & Engineering - 0.4%
Aegion Corp. (A)	1,047	18,396
Arcosa, Inc.	1,602	48,941
Comfort Systems USA, Inc.	1,215	63,654

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
MYR Group, Inc. (A)	546	$ 18,908
Orion Group Holdings, Inc. (A)	954	2,785

		152,684

Construction Materials - 0.1%
US Concrete, Inc. (A)	521	21,580

Consumer Finance - 0.6%
Encore Capital Group, Inc. (A) (B)	844	22,982
Enova International, Inc. (A)	1,103	25,170
EZCORP, Inc., Class A (A)	1,729	16,114
FirstCash, Inc.	1,435	124,128
PRA Group, Inc. (A)	1,492	40,001
World Acceptance Corp. (A)	216	25,300

		253,695

Containers & Packaging - 0.1%
Myers Industries, Inc.	1,165	19,933

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,511	56,103

Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	541	16,295
Career Education Corp. (A)	2,299	37,979
Regis Corp. (A)	994	19,552
Strategic Education, Inc.	716	94,018

		167,844

Diversified Telecommunication Services - 0.8%
ATN International, Inc.	358	20,188
Cincinnati Bell, Inc. (A)	1,658	15,817
Cogent Communications Holdings, Inc.	1,374	74,540
Consolidated Communications Holdings, Inc. (B)	2,345	25,584
Frontier Communications Corp. (A) (B)	3,469	6,903
Iridium Communications, Inc. (A)	3,217	85,057
Vonage Holdings Corp. (A)	7,270	72,991

		301,080

Electric Utilities - 0.2%
E.I. Paso Electric Co.	1,342	78,936

Electrical Equipment - 0.3%
AZZ, Inc.	859	35,159
Encore Wire Corp.	688	39,367
Powell Industries, Inc.	289	7,673
Vicor Corp. (A)	534	16,565

		98,764

Electronic Equipment, Instruments & Components - 2.6%
Anixter International, Inc. (A)	949	53,248
Arlo Technologies, Inc. (A)	2,446	10,102
Badger Meter, Inc.	959	53,359
Bel Fuse, Inc., Class B	332	8,393
Benchmark Electronics, Inc.	1,339	35,149
Control4 Corp. (A)	874	14,797
CTS Corp.	1,078	31,661
Daktronics, Inc.	1,305	9,722
ePlus, Inc. (A)	448	39,666
Fabrinet (A)	1,214	63,565
FARO Technologies, Inc. (A)	568	24,941
II-VI, Inc. (A)	1,963	73,102
Insight Enterprises, Inc. (A)	1,170	64,420
Itron, Inc. (A)	1,107	51,642

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Kemet Corp.	1,904	$ 32,311
Knowles Corp. (A)	2,972	52,396
Methode Electronics, Inc.	1,218	35,054
MTS Systems Corp.	590	32,131
OSI Systems, Inc. (A)	554	48,530
Park Electrochemical Corp.	635	9,970
Plexus Corp. (A)	1,018	62,047
Rogers Corp. (A)	607	96,440
Sanmina Corp. (A)	2,254	65,028
ScanSource, Inc. (A)	847	30,340
TTM Technologies, Inc. (A)	3,060	35,894

		1,033,908

Energy Equipment & Services - 1.4%
Archrock, Inc.	4,296	42,015
C&J Energy Services, Inc. (A)	2,024	31,412
CARBO Ceramics, Inc. (A) (B)	713	2,495
Diamond Offshore Drilling, Inc. (A) (B)	2,128	22,323
Dril-Quip, Inc. (A)	1,199	54,974
Era Group, Inc. (A)	674	7,778
Exterran Corp. (A)	1,036	17,457
Geospace Technologies Corp. (A)	449	5,810
Gulf Island Fabrication, Inc. (A)	457	4,191
Helix Energy Solutions Group, Inc. (A)	4,607	36,441
KLX Energy Services Holdings, Inc. (A)	737	18,528
Matrix Service Co. (A)	882	17,269
Nabors Industries, Ltd.	10,756	37,001
Newpark Resources, Inc. (A)	2,974	27,242
Noble Corp. PLC (A)	8,193	23,514
Oil States International, Inc. (A)	1,993	33,801
Pioneer Energy Services Corp. (A)	2,585	4,575
ProPetro Holding Corp. (A)	2,444	55,088
SEACOR Holdings, Inc. (A)	568	24,015
Superior Energy Services, Inc. (A)	5,137	23,990
TETRA Technologies, Inc. (A)	4,141	9,690
Unit Corp. (A)	1,791	25,504
US Silica Holdings, Inc.	2,410	41,838

		566,951

Entertainment - 0.1%
Marcus Corp.	709	28,395

Equity Real Estate Investment Trusts - 4.5%
Acadia Realty Trust	2,687	73,275
Agree Realty Corp.	1,238	85,843
American Assets Trust, Inc.	1,247	57,187
Armada Hoffler Properties, Inc.	1,658	25,848
CareTrust, Inc.	2,927	68,667
CBL & Associates Properties, Inc. (B)	5,714	8,857
Cedar Realty Trust, Inc.	2,838	9,649
Chatham Lodging Trust	1,534	29,514
Chesapeake Lodging Trust	2,002	55,676
Community Healthcare Trust, Inc.	586	21,032
DiamondRock Hospitality Co.	6,635	71,857
Easterly Government Properties, Inc.	2,006	36,128
EastGroup Properties, Inc.	1,202	134,191
Four Corners Property Trust, Inc.	2,252	66,659
Franklin Street Properties Corp.	3,533	25,402
Getty Realty Corp.	1,117	35,778
Global Net Lease, Inc.	2,762	52,202
Hersha Hospitality Trust	1,188	20,362
Independence Realty Trust, Inc.	2,940	31,723
Innovative Industrial Properties, Inc. (B)	322	26,304
iStar, Inc.	2,245	18,903
Kite Realty Group Trust	2,761	44,148
Lexington Realty Trust	6,890	62,423

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
LTC Properties, Inc.	1,308	$ 59,906
National Storage Affiliates Trust	1,868	53,257
NorthStar Realty Europe Corp.	1,641	28,488
Office Properties Income Trust	1,584	43,782
Pennsylvania Real Estate Investment Trust (B)	2,131	13,404
PS Business Parks, Inc.	658	103,194
Retail Opportunity Investments Corp.	3,755	65,112
RPT Realty	2,640	31,706
Saul Centers, Inc.	381	19,572
Summit Hotel Properties, Inc.	3,452	39,387
Universal Health Realty Income Trust	417	31,571
Urstadt Biddle Properties, Inc., Class A	985	20,330
Washington Prime Group, Inc. (B)	6,130	34,635
Washington Real Estate Investment Trust	2,633	74,725
Whitestone REIT	1,310	15,746
Xenia Hotels & Resorts, Inc.	3,714	81,374

		1,777,817

Food & Staples Retailing - 0.2%
Andersons, Inc.	867	27,943
Chefs’ Warehouse, Inc. (A)	760	23,598
SpartanNash Co.	1,184	18,790
United Natural Foods, Inc. (A)	1,690	22,342

		92,673

Food Products - 0.9%
B&G Foods, Inc. (B)	2,162	52,796
Cal-Maine Foods, Inc.	996	44,451
Calavo Growers, Inc. (B)	515	43,183
Darling Ingredients, Inc. (A)	5,424	117,430
Dean Foods Co.	3,013	9,129
J&J Snack Foods Corp.	495	78,626
John B Sanfilippo & Son, Inc.	290	20,842
Seneca Foods Corp., Class A (A)	218	5,363

		371,820

Gas Utilities - 0.4%
NorthWest Natural Holding Co.	952	62,480
South Jersey Industries, Inc.	3,041	97,525

		160,005

Health Care Equipment & Supplies - 1.9%
AngioDynamics, Inc. (A)	1,223	27,958
Cardiovascular Systems, Inc. (A)	1,147	44,343
CONMED Corp.	853	70,953
CryoLife, Inc. (A)	1,122	32,729
Cutera, Inc. (A)	458	8,088
Heska Corp. (A)	225	19,152
Integer Holdings Corp. (A)	986	74,364
Invacare Corp.	1,094	9,157
Lantheus Holdings, Inc. (A)	1,270	31,090
LeMaitre Vascular, Inc.	523	16,213
Meridian Bioscience, Inc.	1,400	24,654
Merit Medical Systems, Inc. (A)	1,809	111,850
Natus Medical, Inc. (A)	1,113	28,248
Neogen Corp. (A)	1,716	98,481
OraSure Technologies, Inc. (A)	2,031	22,646
Orthofix Medical, Inc. (A)	628	35,425
Surmodics, Inc. (A)	444	19,305
Tactile Systems Technology, Inc. (A)	562	29,629
Varex Imaging Corp. (A)	1,256	42,553

		746,838

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.6%
Addus HomeCare Corp. (A)	332	$ 21,112
AMN Healthcare Services, Inc. (A)	1,544	72,707
BioTelemetry, Inc. (A)	1,107	69,320
Community Health Systems, Inc. (A) (B)	3,829	14,282
CorVel Corp. (A)	301	19,637
Cross Country Healthcare, Inc. (A)	1,191	8,373
Diplomat Pharmacy, Inc. (A)	1,865	10,836
Ensign Group, Inc.	1,632	83,542
LHC Group, Inc. (A)	962	106,647
Magellan Health, Inc. (A)	788	51,945
Owens & Minor, Inc.	2,051	8,409
Providence Service Corp. (A)	364	24,250
Select Medical Holdings Corp. (A)	3,565	50,231
Tivity Health, Inc. (A)	1,557	27,341
US Physical Therapy, Inc.	418	43,902

		612,534

Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	394	11,698
HealthStream, Inc. (A)	841	23,598
HMS Holdings Corp. (A)	2,809	83,175
NextGen Healthcare, Inc. (A)	1,576	26,524
Omnicell, Inc. (A)	1,344	108,649
Tabula Rasa HealthCare, Inc. (A) (B)	578	32,611

		286,255

Hotels, Restaurants & Leisure - 1.1%
Belmond, Ltd., Class A (A)	2,954	73,643
BJ’s Restaurants, Inc.	694	32,812
Chuy’s Holdings, Inc. (A)	558	12,706
Dave & Buster’s Entertainment, Inc.	1,273	63,485
Dine Brands Global, Inc.	578	52,766
El Pollo Loco Holdings, Inc. (A)	734	9,549
Fiesta Restaurant Group, Inc. (A)	768	10,068
Monarch Casino & Resort, Inc. (A)	390	17,129
Red Robin Gourmet Burgers, Inc. (A)	427	12,302
Ruth’s Hospitality Group, Inc.	930	23,799
Shake Shack, Inc., Class A (A)	856	50,632
Wingstop, Inc.	966	73,445

		432,336

Household Durables - 1.3%
Cavco Industries, Inc. (A)	282	33,143
Ethan Allen Interiors, Inc.	814	15,572
Installed Building Products, Inc. (A)	690	33,465
iRobot Corp. (A) (B)	916	107,804
La-Z-Boy, Inc.	1,537	50,706
LGI Homes, Inc. (A) (B)	613	36,927
M/I Homes, Inc. (A)	907	24,144
MDC Holdings, Inc.	1,617	46,990
Meritage Homes Corp. (A)	1,181	52,803
TopBuild Corp. (A)	1,145	74,219
Universal Electronics, Inc. (A)	455	16,903
William Lyon Homes, Class A (A)	1,077	16,554

		509,230

Household Products - 0.3%
Central Garden & Pet Co. (A) (B)	340	8,691
Central Garden & Pet Co., Class A (A)	1,352	31,434
WD-40 Co.	455	77,095

		117,220

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,185	$ 45,468

Insurance - 2.1%
Ambac Financial Group, Inc. (A)	1,494	27,071
American Equity Investment Life Holding Co.	2,981	80,547
AMERISAFE, Inc.	635	37,719
eHealth, Inc. (A)	604	37,653
Employers Holdings, Inc.	1,082	43,399
HCI Group, Inc.	223	9,529
Horace Mann Educators Corp.	1,350	47,534
James River Group Holdings, Ltd.	991	39,719
Navigators Group, Inc.	766	53,520
ProAssurance Corp.	1,767	61,156
RLI Corp.	1,290	92,558
Safety Insurance Group, Inc.	478	41,653
Selective Insurance Group, Inc.	1,943	122,953
Stewart Information Services Corp.	782	33,384
Third Point Reinsurance, Ltd. (A)	2,437	25,296
United Fire Group, Inc.	703	30,728
United Insurance Holdings Corp.	708	11,257
Universal Insurance Holdings, Inc.	1,058	32,798

		828,474

Interactive Media & Services - 0.1%
Care.com, Inc. (A)	859	16,974
QuinStreet, Inc. (A)	1,280	17,139

		34,113

Internet & Direct Marketing Retail - 0.4%
Liquidity Services, Inc. (A)	878	6,769
PetMed Express, Inc. (B)	681	15,513
Shutterfly, Inc. (A)	1,122	45,598
Shutterstock, Inc.	613	28,584
Stamps.com, Inc. (A)	543	44,206

		140,670

IT Services - 1.3%
Cardtronics PLC, Class A (A)	1,234	43,906
CSG Systems International, Inc.	1,087	45,980
EVERTEC, Inc.	1,979	55,036
ExlService Holdings, Inc. (A)	1,131	67,883
ManTech International Corp., Class A	876	47,321
NIC, Inc.	2,195	37,513
Perficient, Inc. (A)	1,093	29,937
Sykes Enterprises, Inc. (A)	1,311	37,075
Travelport Worldwide, Ltd.	4,323	68,001
TTEC Holdings, Inc.	457	16,557
Unisys Corp. (A) (B)	1,681	19,617
Virtusa Corp. (A)	907	48,479

		517,305

Leisure Products - 0.2%
Callaway Golf Co.	2,926	46,611
Nautilus, Inc. (A)	975	5,421
Sturm Ruger & Co., Inc.	575	30,487
Vista Outdoor, Inc. (A)	1,897	15,195

		97,714

Life Sciences Tools & Services - 0.5%
Cambrex Corp. (A)	1,107	43,007
Luminex Corp.	1,369	31,501

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc. (A)	858	$ 50,596
NeoGenomics, Inc. (A)	3,115	63,733

		188,837

Machinery - 3.4%
Actuant Corp., Class A	2,014	49,081
Alamo Group, Inc.	317	31,681
Albany International Corp., Class A	955	68,369
Astec Industries, Inc.	751	28,358
Barnes Group, Inc.	1,556	79,994
Briggs & Stratton Corp.	1,387	16,408
Chart Industries, Inc. (A)	1,041	94,231
CIRCOR International, Inc. (A)	654	21,320
EnPro Industries, Inc.	685	44,148
ESCO Technologies, Inc.	854	57,244
Federal Signal Corp.	1,981	51,486
Franklin Electric Co., Inc.	1,265	64,629
Greenbrier Cos., Inc.	1,066	34,357
Harsco Corp. (A)	2,620	52,819
Hillenbrand, Inc.	2,060	85,552
John Bean Technologies Corp.	1,038	95,382
Lindsay Corp.	355	34,360
Lydall, Inc. (A)	578	13,560
Mueller Industries, Inc.	1,865	58,449
Proto Labs, Inc. (A)	889	93,470
SPX Corp. (A)	1,433	49,854
SPX Flow, Inc. (A)	1,402	44,724
Standex International Corp.	417	30,608
Tennant Co.	597	37,068
Titan International, Inc.	1,658	9,898
Wabash National Corp.	1,817	24,620
Watts Water Technologies, Inc., Class A	910	73,546

		1,345,216

Marine - 0.1%
Matson, Inc.	1,411	50,923

Media - 0.4%
EW Scripps Co., Class A	1,857	38,997
Gannett Co., Inc.	3,771	39,746
New Media Investment Group, Inc.	1,794	18,837
Scholastic Corp.	918	36,500
TechTarget, Inc. (A)	723	11,763

		145,843

Metals & Mining - 0.5%
AK Steel Holding Corp. (A) (B)	10,420	28,655
Century Aluminum Co. (A)	1,625	14,430
Haynes International, Inc.	412	13,526
Kaiser Aluminum Corp.	530	55,507
Materion Corp.	667	38,059
Olympic Steel, Inc.	301	4,777
SunCoke Energy, Inc. (A)	2,133	18,109
TimkenSteel Corp. (A)	1,294	14,053

		187,116

Mortgage Real Estate Investment Trusts - 0.9%
Apollo Commercial Real Estate Finance, Inc.	3,716	67,631
ARMOUR Residential, Inc.	1,933	37,752
Capstead Mortgage Corp.	2,818	24,207
Granite Point Mortgage Trust, Inc.	1,685	31,290
Invesco Mortgage Capital, Inc.	4,206	66,455
New York Mortgage Trust, Inc.	6,114	37,234

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (continued)
PennyMac Mortgage Investment Trust	2,239	$ 46,370
Redwood Trust, Inc.	3,183	51,405

		362,344

Multi-Utilities - 0.2%
Avista Corp.	2,165	87,942

Multiline Retail - 0.2%
Big Lots, Inc.	1,319	50,149
JC Penney Co., Inc. (A) (B)	10,413	15,515

		65,664

Oil, Gas & Consumable Fuels - 1.3%
Bonanza Creek Energy, Inc. (A)	616	13,977
Carrizo Oil & Gas, Inc. (A)	2,807	35,003
Consol Energy, Inc. (A)	904	30,935
Denbury Resources, Inc. (A)	15,168	31,094
Green Plains, Inc.	1,271	21,200
Gulfport Energy Corp. (A)	4,886	39,186
HighPoint Resources Corp. (A)	3,641	8,047
Laredo Petroleum, Inc. (A)	5,009	15,478
Par Pacific Holdings, Inc. (A)	987	17,578
PDC Energy, Inc. (A)	2,179	88,642
Penn Virginia Corp. (A)	443	19,536
Renewable Energy Group, Inc. (A)	1,229	26,989
REX American Resources Corp. (A)	188	15,155
Ring Energy, Inc. (A)	1,958	11,493
SRC Energy, Inc. (A)	8,014	41,032
Whiting Petroleum Corp. (A)	2,998	78,368

		493,713

Paper & Forest Products - 0.4%
Boise Cascade Co.	1,275	34,119
Clearwater Paper Corp. (A)	542	10,558
Mercer International, Inc.	1,418	19,157
Neenah, Inc.	555	35,720
P.H. Glatfelter Co.	1,450	20,474
Schweitzer-Mauduit International, Inc.	1,018	39,417

		159,445

Personal Products - 0.3%
Avon Products, Inc. (A)	14,575	42,850
Inter Parfums, Inc.	570	43,246
Medifast, Inc. (B)	391	49,872

		135,968

Pharmaceuticals - 0.9%
Akorn, Inc. (A)	3,103	10,923
Amphastar Pharmaceuticals, Inc. (A)	1,139	23,270
ANI Pharmaceuticals, Inc. (A)	273	19,257
Assertio Therapeutics, Inc. (A)	2,106	10,677
Corcept Therapeutics, Inc. (A)	3,439	40,374
Endo International PLC (A)	6,579	52,829
Innoviva, Inc. (A)	2,232	31,315
Lannett Co., Inc. (A) (B)	1,126	8,862
Medicines Co. (A) (B)	2,166	60,540
Phibro Animal Health Corp., Class A	668	22,044
Supernus Pharmaceuticals, Inc. (A)	1,724	60,409

		340,500

Professional Services - 1.2%
Exponent, Inc.	1,697	97,951
Forrester Research, Inc.	337	16,294
FTI Consulting, Inc. (A)	1,247	95,795

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Heidrick & Struggles International, Inc.	625	$ 23,956
Kelly Services, Inc., Class A	1,027	22,656
Korn Ferry	1,867	83,604
Navigant Consulting, Inc.	1,335	25,992
Resources Connection, Inc.	982	16,242
TrueBlue, Inc. (A)	1,320	31,205
WageWorks, Inc. (A)	1,306	49,315

		463,010

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	1,294	61,789
Marcus & Millichap, Inc. (A)	706	28,755
RE/MAX Holdings, Inc., Class A	585	22,546

		113,090

Road & Rail - 0.3%
ArcBest Corp.	842	25,925
Heartland Express, Inc.	1,565	30,173
Marten Transport, Ltd.	1,274	22,716
Saia, Inc. (A)	851	51,996

		130,810

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (A)	1,259	62,547
Axcelis Technologies, Inc. (A)	1,073	21,589
Brooks Automation, Inc.	2,338	68,573
Cabot Microelectronics Corp.	954	106,810
CEVA, Inc. (A)	722	19,465
Cohu, Inc.	1,341	19,780
Diodes, Inc. (A)	1,347	46,741
DSP Group, Inc. (A)	636	8,948
FormFactor, Inc. (A)	2,454	39,485
Ichor Holdings, Ltd. (A) (B)	732	16,528
Kopin Corp. (A) (B)	2,211	2,963
Kulicke & Soffa Industries, Inc.	2,179	48,178
MaxLinear, Inc. (A)	2,085	53,230
Nanometrics, Inc. (A)	806	24,889
PDF Solutions, Inc. (A)	914	11,288
Photronics, Inc. (A)	2,209	20,875
Power Integrations, Inc.	952	66,583
Rambus, Inc. (A)	3,592	37,536
Rudolph Technologies, Inc. (A)	1,018	23,210
Semtech Corp. (A)	2,168	110,373
SMART Global Holdings, Inc. (A)	414	7,949
SolarEdge Technologies, Inc. (A)	1,463	55,126
Ultra Clean Holdings, Inc. (A)	1,285	13,300
Veeco Instruments, Inc. (A)	1,583	17,160
Xperi Corp.	1,603	37,510

		940,636

Software - 1.6%
8x8, Inc. (A)	3,151	63,650
Agilysys, Inc. (A)	581	12,300
Alarm.com Holdings, Inc. (A)	1,159	75,219
Bottomline Technologies de, Inc. (A)	1,234	61,811
Ebix, Inc. (B)	725	35,793
LivePerson, Inc. (A)	1,938	56,241
MicroStrategy, Inc., Class A (A)	272	39,236
Monotype Imaging Holdings, Inc.	1,353	26,911
Onespan, Inc. (A)	1,034	19,873
Progress Software Corp.	1,488	66,023
Qualys, Inc. (A)	1,116	92,338

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
SPS Commerce, Inc. (A)	585	$ 62,045
TiVo Corp.	4,111	38,315

		649,755

Specialty Retail - 2.4%
Abercrombie & Fitch Co., Class A	2,169	59,452
Asbury Automotive Group, Inc. (A)	642	44,529
Ascena Retail Group, Inc. (A)	5,724	6,182
Barnes & Noble Education, Inc. (A)	1,206	5,065
Barnes & Noble, Inc.	1,880	10,208
Buckle, Inc.	937	17,541
Caleres, Inc.	1,413	34,887
Cato Corp., Class A	753	11,280
Chico’s FAS, Inc.	3,838	16,388
Children’s Place, Inc. (B)	533	51,850
Conn’s, Inc. (A)	805	18,402
Designer Brands, Inc.	2,249	49,973
Express, Inc. (A)	2,258	9,664
GameStop Corp., Class A (B)	3,359	34,128
Genesco, Inc. (A)	665	30,291
Group 1 Automotive, Inc.	574	37,138
Guess?, Inc.	1,869	36,633
Haverty Furniture Cos., Inc.	625	13,675
Hibbett Sports, Inc. (A)	602	13,732
Kirkland’s, Inc. (A)	489	3,438
Lithia Motors, Inc., Class A	736	68,264
Lumber Liquidators Holdings, Inc. (A) (B)	943	9,524
MarineMax, Inc. (A)	752	14,408
Monro, Inc.	1,091	94,393
Office Depot, Inc.	17,822	64,694
Rent-A-Center, Inc. (A)	1,476	30,804
RH (A) (B)	615	63,314
Shoe Carnival, Inc. (B)	330	11,230
Sleep Number Corp. (A)	1,005	47,235
Sonic Automotive, Inc., Class A	784	11,611
Tailored Brands, Inc. (B)	1,650	12,936
Tile Shop Holdings, Inc.	1,290	7,301
Vitamin Shoppe, Inc. (A)	515	3,626
Zumiez, Inc. (A)	622	15,482

		959,278

Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (A) (B)	3,767	40,533
Cray, Inc. (A)	1,347	35,089
Diebold Nixdorf, Inc.	2,522	27,919
Electronics For Imaging, Inc. (A)	1,405	37,794

		141,335

Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (A)	2,198	56,599
Fossil Group, Inc. (A)	1,504	20,635
G-III Apparel Group, Ltd. (A)	1,382	55,225
Movado Group, Inc.	544	19,791
Oxford Industries, Inc.	559	42,070
Steven Madden, Ltd.	2,575	87,138
Unifi, Inc. (A)	478	9,249
Vera Bradley, Inc. (A)	697	9,235
Wolverine World Wide, Inc.	3,015	107,726

		407,668

Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (A)	1,775	51,404
Dime Community Bancshares, Inc.	1,011	18,936
Flagstar Bancorp, Inc.	948	31,208
HomeStreet, Inc. (A)	889	23,425

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Meta Financial Group, Inc.	909	$ 17,889
NMI Holdings, Inc., Class A (A)	2,188	56,604
Northfield Bancorp, Inc.	1,558	21,656
Northwest Bancshares, Inc.	3,416	57,970
Oritani Financial Corp.	1,260	20,954
Provident Financial Services, Inc.	2,018	52,246
TrustCo Bank Corp.	3,187	24,731
Walker & Dunlop, Inc.	917	46,684

		423,707

Tobacco - 0.1%
Universal Corp.	823	47,429

Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	1,277	75,943
DXP Enterprises, Inc. (A)	527	20,511
Kaman Corp.	918	53,648
Veritiv Corp. (A)	419	11,028

		161,130

Water Utilities - 0.4%
American States Water Co.	1,211	86,344
California Water Service Group	1,584	85,980

		172,324

Wireless Telecommunication Services - 0.0% (C)
Spok Holdings, Inc.	593	8,077

Total Common Stocks (Cost $23,940,728)		24,143,826

CONTINGENT VALUE RIGHT - 0.0%
Chemicals - 0.0%
A. Schulman, Inc. (D) (E) (F)	1,541	0

Total Contingent Value Right (Cost $667)		0

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 37.7%
U.S. Treasury - 37.7%
U.S. Treasury Note
2.13%, 03/31/2024	$ 14,932,000	$ 14,849,174

Total U.S. Government Obligation (Cost $14,856,118)		14,849,174

	Shares	Value
OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (G)	969,008	969,008

Total Other Investment Company (Cost $969,008)		969,008

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 1.45% (G), dated 03/29/2019, to be repurchased at $1,169,359 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $1,196,298.	$ 1,169,217	1,169,217

Total Repurchase Agreement (Cost $1,169,217)		1,169,217

Total Investments (Cost $40,935,738)		41,131,225
Net Other Assets (Liabilities) - (4.4)%		(1,739,035)

Net Assets - 100.0%		$ 39,392,190

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	Long	5	06/21/2019	$ 381,433	$ 385,950	$ 4,517	$ —

The notes are an integral part of this report. Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(I)	Value
ASSETS
Investments
Common Stocks	$24,143,826	$—	$—	$24,143,826
Contingent Value Right	—	—	0	0
U.S. Government Obligation	—	14,849,174	—	14,849,174
Other Investment Company	969,008	—	—	969,008
Repurchase Agreement	—	1,169,217	—	1,169,217

Total Investments	$25,112,834	$16,018,391	$0	$41,131,225

Other Financial Instruments
Futures Contracts (J)	$4,517	$—	$—	$4,517

Total Other Financial Instruments	$4,517	$—	$—	$4,517

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $938,381. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security deemed worthless.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2019, the value of the security is $0, representing 0.00% of the Fund’s net assets.
(F)	Security is Level 3 of the fair value hierarchy.
(G)	Rates disclosed reflect the yields at March 31, 2019.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Fund.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 8

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 89.9%
Auto Components - 0.5%
Hyundai Mobis Co., Ltd.	129	$ 23,695

Automobiles - 1.7%
Astra International Tbk PT	38,200	19,650
Geely Automobile Holdings, Ltd.	10,000	19,108
Hyundai Motor Co.	276	29,057
Kia Motors Corp.	501	15,602

		83,417

Banks - 24.8%
Agricultural Bank of China, Ltd., H Shares	53,000	24,441
Banco Bradesco SA, ADR	6,318	68,929
Bank Central Asia Tbk PT	20,900	40,729
Bank Mandiri Persero Tbk PT	35,200	18,416
Bank of China, Ltd., Class H	143,000	64,851
Bank of Communications Co., Ltd., H Shares	40,000	32,764
Bank Rakyat Indonesia Persero Tbk PT	100,100	28,961
China CITIC Bank Corp., Ltd., Class H	22,000	14,013
China Construction Bank Corp., H Shares	203,000	174,038
China Merchants Bank Co., Ltd., Class H	7,000	34,019
Credicorp, Ltd.	124	29,754
First Abu Dhabi Bank PJSC	5,026	20,881
Grupo Financiero Banorte SAB de CV, Class O	5,271	28,655
Hana Financial Group, Inc.	556	17,830
HDFC Bank, Ltd., ADR	1,262	146,278
ICICI Bank, Ltd., ADR	2,943	33,727
Industrial & Commercial Bank of China, Ltd., Class H	147,000	107,676
Itau Unibanco Holding SA, ADR	9,185	80,920
KB Financial Group, Inc.	751	27,689
Malayan Banking Bhd.	9,800	22,252
Powszechna Kasa Oszczednosci Bank Polski SA	1,602	16,121
Public Bank Bhd	4,800	27,230
Qatar National Bank QPSC	826	40,951
Sberbank of Russia PJSC, ADR	4,996	66,247
Shinhan Financial Group Co., Ltd.	896	33,153
Standard Bank Group, Ltd.	2,320	29,799

		1,230,324

Beverages - 1.4%
Ambev SA, ADR	8,367	35,978
Fomento Economico Mexicano SAB de CV	3,478	32,081

		68,059

Biotechnology - 0.6%
Celltrion, Inc. (A)	190	30,297

Chemicals - 1.2%
LG Chem, Ltd.	88	28,375
Sasol, Ltd.	1,052	32,826

		61,201

Construction Materials - 0.3%
Cemex SAB de CV (A)	28,073	13,112

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc., ADR (A)	213	$ 19,189
TAL Education Group, ADR (A)	654	23,597

		42,786

Diversified Financial Services - 0.8%
FirstRand, Ltd.	6,312	27,557
Remgro, Ltd.	969	12,448

		40,005

Diversified Telecommunication Services - 0.9%
China Tower Corp., Ltd., H Shares (A) (B)	82,000	19,011
Telekomunikasi Indonesia Persero Tbk PT	91,600	25,409

		44,420

Electric Utilities - 0.3%
Tenaga Nasional Bhd.	4,800	14,885

Electronic Equipment, Instruments & Components - 0.7%
Samsung SDI Co., Ltd.	100	18,897
Sunny Optical Technology Group Co., Ltd.	1,200	14,331

		33,228

Entertainment - 0.7%
NetEase, Inc., ADR	134	32,354

Food & Staples Retailing - 0.9%
CP ALL PCL	8,400	19,786
Wal-Mart de Mexico SAB de CV	9,213	24,645

		44,431

Hotels, Restaurants & Leisure - 0.6%
Yum China Holdings, Inc.	702	31,527

Industrial Conglomerates - 1.3%
CITIC, Ltd.	12,000	17,916
LG Corp.	243	16,591
Samsung C&T Corp.	175	16,497
SK Holdings Co., Ltd.	63	15,013

		66,017

Insurance - 4.4%
China Life Insurance Co., Ltd., Class H	13,000	34,943
China Pacific Insurance Group Co., Ltd., Class H	4,600	18,048
Old Mutual, Ltd.	9,264	13,605
PICC Property & Casualty Co., Ltd., Class H	12,000	13,636
Ping An Insurance Group Co. of China, Ltd., H Shares	9,500	106,376
Samsung Fire & Marine Insurance Co., Ltd.	60	15,910
Sanlam, Ltd.	3,345	17,109

		219,627

Interactive Media & Services - 6.8%
Baidu, Inc., ADR (A)	508	83,744
NAVER Corp.	279	30,479
Tencent Holdings, Ltd.	4,800	220,740

		334,963

Internet & Direct Marketing Retail - 9.6%
Alibaba Group Holding, Ltd., ADR (A)	1,214	221,494

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (continued)
Ctrip.com International, Ltd., ADR (A)	681	$ 29,753
JD.com, Inc., ADR (A)	1,482	44,682
Naspers, Ltd., N Shares	788	182,074

		478,003

IT Services - 1.5%
Infosys, Ltd., ADR	7,025	76,783

Metals & Mining - 3.1%
Grupo Mexico SAB de CV, Series B	6,690	18,328
MMC Norilsk Nickel PJSC, ADR	1,117	23,591
POSCO	149	33,210
Vale SA, ADR	5,936	77,524

		152,653

Oil, Gas & Consumable Fuels - 9.4%
China Petroleum & Chemical Corp., H Shares	48,000	37,850
China Shenhua Energy Co., Ltd., Class H	6,500	14,822
CNOOC, Ltd.	30,000	56,179
Gazprom PJSC, ADR	11,215	50,625
Lukoil PJSC, ADR	706	63,258
Novatek PJSC, GDR	156	26,738
PetroChina Co., Ltd., Class H	40,000	25,936
Petroleo Brasileiro SA, ADR	6,836	102,231
Polski Koncern Naftowy Orlen SA	539	13,727
PTT PCL	16,300	24,654
SK Innovation Co., Ltd.	116	18,344
Tatneft PJSC, ADR	487	33,700

		468,064

Personal Products - 0.5%
LG Household & Health Care, Ltd.	18	22,470

Pharmaceuticals - 0.3%
CSPC Pharmaceutical Group, Ltd.	8,000	14,879

Real Estate Management & Development - 1.7%
China Evergrande Group	5,000	16,624
China Overseas Land & Investment, Ltd.	6,000	22,777
China Resources Land, Ltd.	6,000	26,905
Country Garden Holdings Co., Ltd.	13,000	20,304

		86,610

Semiconductors & Semiconductor Equipment - 6.2%
SK Hynix, Inc.	1,099	71,840
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,762	236,012

		307,852

Technology Hardware, Storage & Peripherals - 4.8%
Samsung Electronics Co., Ltd.	5,109	200,966
Xiaomi Corp., Class B (A) (B)	24,200	35,083

		236,049

Tobacco - 0.4%
KT&G Corp.	239	21,792

Wireless Telecommunication Services - 3.6%
America Movil SAB de CV, Series L	44,861	32,077
China Mobile, Ltd.	10,500	107,007

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
MTN Group, Ltd.	3,659	$ 22,485
SK Telecom Co., Ltd.	74	16,396

		177,965

Total Common Stocks (Cost $4,514,847)		4,457,468

PREFERRED STOCKS - 0.6%
Automobiles - 0.1%
Hyundai Motor Co.,
5.04% (C)	70	4,705

Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co., Ltd.,
2.82% (C)	773	24,686

Total Preferred Stocks (Cost $29,002)		29,391

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 8.4%
U.S. Treasury - 8.4%
U.S. Treasury Note
2.13%, 03/31/2024	$ 419,000	416,676

Total U.S. Government Obligation (Cost $416,873)		416,676

Total Investments (Cost $4,960,722)		4,903,535
Net Other Assets (Liabilities) - 1.1%		54,015

Net Assets - 100.0%		$ 4,957,550

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	Long	1	06/21/2019	$53,676	$52,870	$—	$(806)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,849,365	$2,608,103	$—	$4,457,468
Preferred Stocks	—	29,391	—	29,391
U.S. Government Obligation	—	416,676	—	416,676

Total Investments	$1,849,365	$3,054,170	$—	$4,903,535

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(806)	$—	$—	$(806)

Total Other Financial Instruments	$(806)	$—	$—	$(806)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $54,094, representing 1.1% of the Fund’s net assets.
(C)	Rates disclosed reflect the yields at March 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 6.4%
AGL Energy, Ltd.	10,139	$ 156,793
Alumina, Ltd.	22,655	38,945
Amcor, Ltd.	18,051	197,339
AMP, Ltd.	45,649	68,096
APA Group	18,231	129,245
Aristocrat Leisure, Ltd.	9,961	173,428
Atlassian Corp. PLC, Class A (A)	1,994	224,106
Aurizon Holdings, Ltd.	13,976	45,172
AusNet Services	28,820	36,338
Australia & New Zealand Banking Group, Ltd. (B)	44,637	825,356
Bendigo & Adelaide Bank, Ltd. (B)	7,566	52,025
BHP Group, Ltd.	45,382	1,240,806
BlueScope Steel, Ltd.	8,570	84,923
Boral, Ltd.	18,415	60,042
Brambles, Ltd.	24,757	206,813
Caltex Australia, Ltd.	4,063	75,646
Challenger, Ltd.	9,008	52,982
CIMIC Group, Ltd.	1,529	52,416
Coca-Cola Amatil, Ltd.	8,095	49,740
Cochlear, Ltd.	893	109,919
Coles Group, Ltd. (A)	17,527	147,536
Commonwealth Bank of Australia (B)	26,956	1,352,628
Computershare, Ltd.	8,001	97,074
Crown Resorts, Ltd.	5,877	48,051
CSL, Ltd.	6,989	967,806
Dexus, REIT	16,264	147,187
Domino’s Pizza Enterprises, Ltd. (B)	989	30,504
Flight Centre Travel Group, Ltd. (B)	916	27,361
Fortescue Metals Group, Ltd.	26,299	132,825
Goodman Group, REIT	25,404	240,911
GPT Group, REIT	29,009	127,967
Harvey Norman Holdings, Ltd. (B)	9,813	28,022
Incitec Pivot, Ltd.	26,128	57,907
Insurance Australia Group, Ltd.	36,672	200,064
LendLease Group	9,083	79,877
Macquarie Group, Ltd.	4,911	451,485
Magellan Financial Group, Ltd.	1,551	40,137
Medibank Pvt, Ltd.	42,825	83,961
Mirvac Group, REIT	59,343	115,924
National Australia Bank, Ltd. (B)	42,115	755,987
Newcrest Mining, Ltd.	11,814	214,082
Oil Search, Ltd.	20,566	114,681
Orica, Ltd.	5,841	73,150
Origin Energy, Ltd.	27,148	138,849
Qantas Airways, Ltd.	14,790	59,464
QBE Insurance Group, Ltd.	21,151	184,953
Ramsay Health Care, Ltd. (B)	2,055	93,936
REA Group, Ltd. (B)	826	43,830
Santos, Ltd.	27,284	132,374
Scentre Group, REIT	83,021	242,383
SEEK, Ltd.	5,597	69,736
Seven Group Holdings, Ltd. (B)	588	7,351
Sonic Healthcare, Ltd.	7,436	129,730
South32, Ltd.	79,535	210,736
Stockland, REIT	38,915	106,427
Suncorp Group, Ltd.	20,102	196,771
Sydney Airport	17,166	90,600
Tabcorp Holdings, Ltd.	18,374	60,300
Telstra Corp., Ltd.	64,326	151,704
TPG Telecom, Ltd.	3,995	19,723

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Transurban Group	33,651	$ 315,533
Treasury Wine Estates, Ltd.	11,196	118,740
Vicinity Centres, REIT	51,588	95,278
Washington H Soul Pattinson & Co., Ltd.	1,923	35,940
Wesfarmers, Ltd.	17,527	431,403
Westpac Banking Corp.	52,700	970,327
Woodside Petroleum, Ltd.	14,457	355,531
Woolworths Group, Ltd.	20,347	439,386

		14,116,262

Austria - 0.3%
ams AG (B)	982	26,485
Andritz AG (B)	1,166	50,065
CA Immobilien Anlagen AG	1,420	51,341
Erste Group Bank AG	5,274	194,002
Immofinanz AG	1,740	43,256
Lenzing AG (B)	207	22,197
OMV AG	2,285	124,104
Raiffeisen Bank International AG	2,128	47,812
Verbund AG	1,503	72,197
voestalpine AG	1,857	56,445
Wienerberger AG	1,947	41,385

		729,289

Belgium - 1.2%
Ackermans & van Haaren NV	390	58,899
Ageas	3,012	145,427
Anheuser-Busch InBev SA	15,249	1,280,066
Colruyt SA	946	70,000
Groupe Bruxelles Lambert SA	1,281	124,592
KBC Group NV	5,278	369,096
Proximus SADP	2,449	70,699
Sofina SA	320	62,305
Solvay SA	1,121	121,315
Telenet Group Holding NV	889	42,803
UCB SA	1,992	171,243
Umicore SA (B)	3,219	143,096

		2,659,541

Bermuda - 0.0% (C)
Golar LNG, Ltd.	2,236	47,157

Chile - 0.0% (C)
Antofagasta PLC	5,292	66,613

China - 0.1%
ENN Energy Holdings, Ltd.	12,800	123,761
Evergrande Health Industry Group, Ltd. (A) (B)	30,000	44,255
Fosun International, Ltd.	34,000	57,606

		225,622

Denmark - 1.8%
Ambu A/S, B Shares (B)	2,609	69,103
AP Moller - Maersk A/S, Class A	45	54,485
AP Moller - Maersk A/S, Class B (B)	91	115,546
Carlsberg A/S, Class B	1,670	208,780
Chr Hansen Holding A/S	1,510	153,211
Coloplast A/S, Class B	1,830	200,983
Danske Bank A/S	10,812	189,939
Demant A/S (A) (B)	1,672	49,491
DSV A/S	2,940	243,384
Genmab A/S (A)	939	163,123
GN Store Nord A/S	1,837	85,376
H. Lundbeck A/S (B)	918	39,765

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
ISS A/S	2,931	$ 89,270
Novo Nordisk A/S, Class B	27,154	1,422,913
Novozymes A/S, Class B	3,386	155,839
Orsted A/S (D)	2,956	224,257
Pandora A/S	1,698	79,580
Rockwool International A/S, B Shares	27	6,331
Tryg A/S	2,031	55,780
Vestas Wind Systems A/S	3,185	268,265

		3,875,421

Finland - 1.3%
Cargotec OYJ, B Shares	640	23,614
Elisa OYJ	2,440	110,193
Fortum OYJ (B)	6,736	137,883
Huhtamaki OYJ (B)	1,531	57,022
Kesko OYJ, Class B	1,133	69,003
Kone OYJ, Class B	6,229	314,461
Metso OYJ	1,994	68,647
Neste OYJ (B)	1,988	212,061
Nokia OYJ	87,419	498,056
Nokian Renkaat OYJ	1,828	61,249
Nordea Bank Abp (B)	48,932	373,243
Orion OYJ, Class B (B)	1,629	61,129
Sampo OYJ, Class A	7,329	332,549
Stora Enso OYJ, Class R	9,006	110,174
UPM-Kymmene OYJ (B)	8,293	242,107
Wartsila OYJ Abp (B)	7,051	113,889

		2,785,280

France - 9.5%
Accor SA	2,877	116,651
Aeroports de Paris	502	97,177
Air Liquide SA	6,588	838,488
Airbus SE	8,926	1,181,660
Amundi SA (D)	800	50,394
Atos SE	1,440	139,054
AXA SA	29,836	751,435
BNP Paribas SA	17,329	829,100
Bollore SA	14,607	66,065
Bouygues SA	3,426	122,523
Bureau Veritas SA	4,209	98,775
Capgemini SE	2,490	302,236
Carrefour SA	9,126	170,615
Christian Dior SE	184	87,745
Cie de Saint-Gobain	8,566	310,768
Cie Generale des Etablissements Michelin SCA	2,785	329,600
CNP Assurances	2,483	54,701
Credit Agricole SA	18,816	227,544
Danone SA	9,709	748,841
Dassault Aviation SA	47	69,398
Dassault Systemes SE	2,149	320,326
Electricite de France SA	5,394	73,831
Engie SA	24,843	370,445
EssilorLuxottica SA	4,034	441,090
Hermes International	457	301,830
Ipsen SA	353	48,436
Kering SA	1,162	666,989
Klepierre SA, REIT	3,354	117,425
L’Oreal SA	3,771	1,015,377
Legrand SA	4,109	275,259
LVMH Moet Hennessy Louis Vuitton SE	4,149	1,527,589
Natixis SA	14,080	75,428
Orange SA	33,145	539,644
Pernod Ricard SA	3,243	582,624
Peugeot SA	8,566	209,103

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Publicis Groupe SA	3,379	$ 181,093
Renault SA	2,969	196,391
Safran SA	5,025	689,774
Sanofi	17,669	1,562,173
Schneider Electric SE	8,322	653,544
Societe Generale SA	11,670	337,747
Sodexo SA	1,416	156,070
Thales SA	1,645	197,177
TOTAL SA	38,730	2,153,525
Unibail-Rodamco-Westfield, REIT (B)	2,110	346,237
Valeo SA (B)	3,676	106,698
Veolia Environnement SA	8,701	194,714
Vinci SA	7,991	778,112
Vivendi SA	11,918	345,660

		21,057,081

Germany - 7.2%
1&1 Drillisch AG	315	11,226
adidas AG	2,810	683,418
Allianz SE	6,643	1,478,989
BASF SE	14,139	1,040,353
Bayer AG	13,880	897,705
Bayerische Motoren Werke AG	5,290	408,367
Beiersdorf AG	1,538	160,157
Commerzbank AG (A)	16,255	125,938
Continental AG	1,661	250,290
Covestro AG (D)	2,215	121,918
Daimler AG	15,343	900,157
Deutsche Bank AG	28,973	236,185
Deutsche Boerse AG	2,994	384,255
Deutsche Lufthansa AG	3,836	84,271
Deutsche Post AG	15,038	489,677
Deutsche Telekom AG	49,949	829,781
Deutsche Wohnen SE	5,510	267,460
E.ON SE	33,962	377,987
Evonik Industries AG	2,308	62,923
Fresenius Medical Care AG & Co. KGaA	3,334	269,164
Fresenius SE & Co. KGaA	6,367	355,743
Hannover Rueck SE	936	134,526
HeidelbergCement AG	2,101	151,360
Henkel AG & Co. KGaA	1,577	150,070
HOCHTIEF AG	326	47,220
Infineon Technologies AG	17,467	346,853
Innogy SE (D)	1,943	89,930
MAN SE	547	44,959
Merck KGaA	1,990	227,134
MTU Aero Engines AG	629	142,526
Muenchener Rueckversicherungs-Gesellschaft AG	2,313	547,999
RWE AG	8,067	216,487
SAP SE	15,409	1,782,105
Siemens AG	13,112	1,412,506
Siemens Healthineers AG (D)	1,071	44,676
Symrise AG	1,304	117,604
Telefonica Deutschland Holding AG	12,532	39,386
thyssenkrupp AG	5,988	82,331
TUI AG	7,019	67,279
United Internet AG	1,971	71,993
Volkswagen AG	486	79,182
Vonovia SE	7,948	412,486
Wirecard AG	1,739	218,109
Zalando SE (A) (D)	1,877	73,239

		15,935,924

Hong Kong - 3.7%
AIA Group, Ltd.	182,800	1,819,861

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Alibaba Health Information Technology, Ltd. (A) (B)	46,000	$ 53,149
ASM Pacific Technology, Ltd.	4,500	50,188
Bank of East Asia, Ltd.	23,000	74,714
BOC Hong Kong Holdings, Ltd.	55,000	227,708
Cathay Pacific Airways, Ltd.	16,000	28,005
CK Asset Holdings, Ltd.	45,000	400,130
CK Hutchison Holdings, Ltd.	44,000	462,143
CK Infrastructure Holdings, Ltd.	10,500	86,208
CLP Holdings, Ltd.	29,500	341,977
Dairy Farm International Holdings, Ltd.	4,700	39,433
Galaxy Entertainment Group, Ltd.	39,000	265,549
Hang Lung Properties, Ltd.	23,000	56,138
Hang Seng Bank, Ltd.	11,000	271,429
Henderson Land Development Co., Ltd.	23,000	146,205
HK Electric Investments & HK Electric Investments, Ltd.	45,000	45,975
HKT Trust & HKT, Ltd.	47,000	75,560
Hong Kong & China Gas Co., Ltd.	148,000	354,825
Hong Kong Exchanges & Clearing, Ltd.	18,000	627,367
Hongkong Land Holdings, Ltd.	17,800	126,558
Jardine Matheson Holdings, Ltd.	4,700	293,092
Jardine Strategic Holdings, Ltd.	2,100	78,603
Kerry Properties, Ltd.	10,500	46,882
Link REIT	33,000	385,913
Melco Resorts & Entertainment, Ltd., ADR	2,457	55,504
MTR Corp., Ltd.	23,500	145,491
New World Development Co., Ltd.	93,000	154,251
NWS Holdings, Ltd.	21,000	45,906
Power Assets Holdings, Ltd.	23,500	163,004
Shangri-La Asia, Ltd.	26,000	36,963
Sino Land Co., Ltd.	46,000	88,953
SJM Holdings, Ltd.	38,000	43,374
Sun Hung Kai Properties, Ltd.	21,500	368,926
Swire Pacific, Ltd., Class B	52,500	105,001
Swire Properties, Ltd.	18,000	77,389
Techtronic Industries Co., Ltd.	23,500	157,915
Wharf Holdings, Ltd.	21,000	63,402
Wharf Real Estate Investment Co., Ltd.	20,000	148,918
Wheelock & Co., Ltd.	18,000	131,848
Yue Yuen Industrial Holdings, Ltd.	10,500	36,115

		8,180,572

Ireland - 0.7%
AerCap Holdings NV (A)	1,930	89,822
AIB Group PLC	3,295	14,807
Bank of Ireland Group PLC	15,471	92,243
CRH PLC	13,691	425,062
DCC PLC	1,580	136,603
Glanbia PLC	2,145	42,004
ICON PLC (A)	622	84,953
James Hardie Industries PLC, CDI	6,922	89,195
Kerry Group PLC, Class A	1,903	212,610
Kingspan Group PLC	1,912	88,581
Paddy Power Betfair PLC	1,409	108,769
Smurfit Kappa Group PLC	4,218	117,836

		1,502,485

Isle of Man - 0.0% (C)
GVC Holdings PLC	6,812	49,619

Israel - 0.7%
Azrieli Group, Ltd.	758	44,924
Bank Hapoalim BM	19,240	127,389
Bank Leumi Le-Israel BM	25,398	165,921

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Bezeq Israeli Telecommunication Corp., Ltd.	39,202	$ 28,138
Check Point Software Technologies, Ltd. (A)	2,172	274,736
CyberArk Software, Ltd. (A)	503	59,882
Elbit Systems, Ltd.	468	60,413
Israel Chemicals, Ltd.	10,628	55,287
Israel Corp., Ltd.	13	2,968
Israel Discount Bank, Ltd., A Shares	24,688	85,233
Mellanox Technologies, Ltd. (A)	640	75,750
Mizrahi Tefahot Bank, Ltd.	3,592	73,832
Nice, Ltd. (A)	1,163	137,086
Plus500, Ltd.	1,139	11,161
Teva Pharmaceutical Industries, Ltd., ADR (A)	15,249	239,104
Tower Semiconductor, Ltd. (A)	1,747	28,641
Wix.com, Ltd. (A)	574	69,357

		1,539,822

Italy - 2.1%
A2A SpA	26,189	47,829
Assicurazioni Generali SpA	19,616	363,426
Atlantia SpA	7,329	190,016
Banca Mediolanum SpA (B)	4,535	32,157
Banco BPM SpA (A)	23,641	48,891
Brembo SpA (B)	2,534	28,766
Davide Campari-Milano SpA	9,393	92,286
DiaSorin SpA	114	11,482
Enel SpA	119,331	764,283
Eni SpA	39,450	697,846
Ferrari NV	1,965	263,665
FinecoBank Banca Fineco SpA	6,388	84,101
Intesa Sanpaolo SpA	238,109	580,440
Leonardo SpA	6,201	72,135
Mediobanca Banca di Credito Finanziario SpA	9,765	101,554
Moncler SpA	2,652	106,962
Poste Italiane SpA (D)	7,735	75,318
Prada SpA	3,200	9,519
Prysmian SpA	4,255	80,576
Recordati SpA	1,716	66,880
Saipem SpA (A)	5,851	30,977
Snam SpA	35,185	180,905
Telecom Italia SpA (A) (B)	157,226	97,874
Telecom Italia SpA	109,100	62,035
Terna Rete Elettrica Nazionale SpA	22,846	144,886
UniCredit SpA	31,981	410,378
Unione di Banche Italiane SpA (B)	15,996	42,352
UnipolSai Assicurazioni SpA (B)	17,113	46,194

		4,733,733

Japan - 26.4%
Acom Co., Ltd. (B)	7,000	24,981
Activia Properties, Inc., REIT	25	103,898
Advance Residence Investment Corp., REIT	23	64,105
Advantest Corp.	2,300	53,466
Aeon Co., Ltd.	13,700	286,724
AEON Financial Service Co., Ltd.	2,300	46,817
Aeon Mall Co., Ltd.	2,300	37,819
AGC, Inc.	4,700	164,756
Air Water, Inc.	2,500	36,229
Aisin Seiki Co., Ltd.	2,300	82,184
Ajinomoto Co., Inc.	9,100	145,439
Alfresa Holdings Corp.	4,600	130,912
Alps Alpine Co., Ltd.	2,500	52,175
Amada Holdings Co., Ltd.	7,000	69,251

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
ANA Holdings, Inc.	2,300	$ 84,345
Aozora Bank, Ltd. (B)	2,300	56,853
Asahi Group Holdings, Ltd.	7,000	311,786
Asahi Intecc Co., Ltd.	1,600	75,168
Asahi Kasei Corp.	23,000	237,304
Asics Corp. (B)	2,500	33,541
Astellas Pharma, Inc.	32,000	479,487
Azbil Corp.	3,800	88,885
Bandai Namco Holdings, Inc.	4,100	192,248
Bank of Kyoto, Ltd.	200	8,366
Benesse Holdings, Inc.	2,100	54,547
Bridgestone Corp.	9,900	381,564
Brother Industries, Ltd.	4,700	86,964
Calbee, Inc. (B)	2,300	61,965
Canon, Inc.	16,000	464,453
Capcom Co., Ltd.	1,100	24,647
Casio Computer Co., Ltd. (B)	4,700	61,359
Central Japan Railway Co.	2,700	627,158
Chiba Bank, Ltd.	14,200	77,103
Chubu Electric Power Co., Inc.	11,400	178,027
Chugai Pharmaceutical Co., Ltd.	2,500	171,884
Chugoku Bank, Ltd.	2,500	23,467
Chugoku Electric Power Co., Inc. (B)	4,700	58,641
Citizen Watch Co., Ltd.	4,700	26,200
Coca-Cola Bottlers Japan Holdings, Inc.	2,300	58,412
COMSYS Holdings Corp.	2,500	68,212
Concordia Financial Group, Ltd. (B)	20,300	78,313
Cosmos Pharmaceutical Corp.	200	34,585
Credit Saison Co., Ltd. (B)	2,500	33,022
CyberAgent, Inc. (B)	1,800	73,425
Dai Nippon Printing Co., Ltd.	500	11,957
Dai-ichi Life Holdings, Inc.	18,400	255,673
Daicel Corp. (B)	4,400	47,782
Daifuku Co., Ltd. (B)	2,100	109,283
Daiichi Sankyo Co., Ltd.	9,100	419,298
Daikin Industries, Ltd.	4,700	550,743
Daito Trust Construction Co., Ltd.	1,300	181,226
Daiwa House Industry Co., Ltd.	11,000	349,722
Daiwa House Investment Corp., REIT	29	64,375
Daiwa Securities Group, Inc.	23,200	112,976
DeNA Co., Ltd.	2,300	34,640
Denso Corp.	8,600	335,422
Dentsu, Inc.	4,300	181,619
DIC Corp.	2,300	67,222
Disco Corp. (B)	400	56,991
East Japan Railway Co.	7,000	675,430
Ebara Corp.	1,800	50,739
Eisai Co., Ltd.	4,700	263,822
Electric Power Development Co., Ltd.	2,300	56,022
Ezaki Glico Co., Ltd.	400	21,033
FamilyMart UNY Holdings Co., Ltd. (B)	5,000	127,434
Fancl Corp.	1,100	28,423
FANUC Corp.	2,700	460,550
Fast Retailing Co., Ltd.	900	423,065
Fuji Electric Co., Ltd.	1,400	39,716
FUJIFILM Holdings Corp.	7,000	318,363
Fujitsu, Ltd.	2,300	165,947
Fukuoka Financial Group, Inc.	3,600	79,881
Furukawa Electric Co., Ltd.	1,600	40,345
GLP J-REIT	56	60,055
GMO Payment Gateway, Inc.	500	35,506
GungHo Online Entertainment, Inc. (B)	4,600	16,748
Gunma Bank, Ltd.	7,000	26,499
H2O Retailing Corp.	2,300	32,042
Hachijuni Bank, Ltd. (B)	9,100	37,737
Hakuhodo DY Holdings, Inc.	4,700	75,499
Hamamatsu Photonics KK	2,100	81,203

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hankyu Hanshin Holdings, Inc.	4,700	$ 176,221
Harmonic Drive Systems, Inc. (B)	400	13,697
Haseko Corp.	4,700	59,108
Hikari Tsushin, Inc.	400	75,783
Hino Motors, Ltd.	4,700	39,575
Hirose Electric Co., Ltd.	200	21,015
Hisamitsu Pharmaceutical Co., Inc.	1,600	73,578
Hitachi Chemical Co., Ltd. (B)	2,300	50,952
Hitachi Construction Machinery Co., Ltd. (B)	2,300	61,030
Hitachi High-Technologies Corp.	1,800	73,750
Hitachi Metals, Ltd.	2,500	29,046
Hitachi, Ltd.	13,700	443,732
Hokuhoku Financial Group, Inc.	2,300	23,959
Hokuriku Electric Power Co. (A) (B)	4,700	36,858
Honda Motor Co., Ltd.	27,500	744,116
Hoshizaki Corp.	800	49,582
House Foods Group, Inc. (B)	2,100	84,429
Hoya Corp.	6,300	416,016
Hulic Co., Ltd.	7,000	68,681
Ibiden Co., Ltd.	2,300	34,951
Idemitsu Kosan Co., Ltd. (B)	2,300	76,989
IHI Corp.	2,300	55,253
Iida Group Holdings Co., Ltd.	2,500	45,286
Inpex Corp.	16,000	152,577
Isetan Mitsukoshi Holdings, Ltd.	7,000	70,768
Isuzu Motors, Ltd.	9,100	119,541
Ito En, Ltd.	1,800	93,509
ITOCHU Corp.	24,600	445,060
Itochu Techno-Solutions Corp.	500	11,668
Itoham Yonekyu Holdings, Inc. (B)	2,500	15,562
Iyo Bank, Ltd.	4,700	24,883
Izumi Co., Ltd.	400	18,648
J. Front Retailing Co., Ltd.	4,700	55,924
Japan Airlines Co., Ltd.	2,100	73,975
Japan Airport Terminal Co., Ltd. (B)	1,800	76,027
Japan Exchange Group, Inc.	9,000	160,428
Japan Hotel REIT Investment Corp.	78	62,930
Japan Post Bank Co., Ltd. (B)	7,000	76,460
Japan Post Holdings Co., Ltd.	10,600	124,114
Japan Prime Realty Investment Corp., REIT	23	94,755
Japan Real Estate Investment Corp., REIT	23	135,691
Japan Retail Fund Investment Corp., REIT	47	94,565
Japan Tobacco, Inc.	17,600	436,482
JFE Holdings, Inc.	9,100	154,441
JGC Corp.	4,700	62,463
JSR Corp.	2,500	38,759
JTEKT Corp.	4,700	57,834
JXTG Holdings, Inc.	50,200	229,718
K’s Holdings Corp.	4,800	42,586
Kagome Co., Ltd.	2,300	64,625
Kajima Corp.	9,300	137,292
Kakaku.com, Inc.	1,600	30,747
Kansai Electric Power Co., Inc.	13,700	202,000
Kansai Paint Co., Ltd.	4,700	89,639
Kao Corp.	7,000	551,348
Kawasaki Heavy Industries, Ltd.	2,300	56,729
KDDI Corp.	27,000	581,786
Keihan Holdings Co., Ltd.	100	4,206
Keikyu Corp. (B)	2,100	35,631
Keio Corp.	900	58,138
Keisei Electric Railway Co., Ltd.	2,500	90,798
Kewpie Corp.	2,100	50,373
Keyence Corp.	1,400	872,368
Kikkoman Corp. (B)	2,300	112,834
Kinden Corp.	2,500	41,424
Kintetsu Group Holdings Co., Ltd.	2,500	116,547
Kirin Holdings Co., Ltd.	13,700	327,075

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kobayashi Pharmaceutical Co., Ltd.	600	$ 50,630
Kobe Steel, Ltd. (B)	7,000	52,555
Koito Manufacturing Co., Ltd.	2,300	130,289
Komatsu, Ltd.	15,500	359,965
Konami Holdings Corp.	2,200	95,505
Konica Minolta, Inc.	9,100	89,532
Kose Corp.	400	73,470
Kubota Corp.	18,200	263,007
Kuraray Co., Ltd.	4,700	59,788
Kurita Water Industries, Ltd.	2,300	58,744
Kyocera Corp.	4,800	281,881
Kyowa Hakko Kirin Co., Ltd.	4,700	102,335
Kyushu Electric Power Co., Inc.	7,000	82,658
Kyushu Financial Group, Inc.	7,000	28,459
Kyushu Railway Co. (B)	2,300	75,638
LINE Corp. (A) (B)	700	24,696
Lion Corp.	4,700	98,938
LIXIL Group Corp.	4,700	62,760
M3, Inc.	5,700	95,631
Mabuchi Motor Co., Ltd.	200	6,957
Makita Corp.	4,700	163,694
Marubeni Corp.	27,500	190,066
Marui Group Co., Ltd. (B)	4,700	94,904
Maruichi Steel Tube, Ltd.	2,100	61,187
Matsumotokiyoshi Holdings Co., Ltd.	900	29,963
Mazda Motor Corp.	9,100	101,824
McDonald’s Holdings Co. Japan, Ltd.	1,800	83,263
Mebuki Financial Group, Inc.	16,000	40,909
Medipal Holdings Corp.	2,500	59,403
MEIJI Holdings Co., Ltd.	2,300	186,809
Mercari, Inc. (A)	600	18,431
Minebea Mitsumi, Inc.	7,000	105,172
MISUMI Group, Inc. (B)	4,800	119,344
Mitsubishi Chemical Holdings Corp.	23,000	161,957
Mitsubishi Corp.	25,200	699,867
Mitsubishi Electric Corp.	34,400	442,101
Mitsubishi Estate Co., Ltd.	20,700	375,063
Mitsubishi Gas Chemical Co., Inc. (B)	4,500	64,196
Mitsubishi Heavy Industries, Ltd.	4,700	195,244
Mitsubishi Materials Corp.	2,300	60,718
Mitsubishi Motors Corp.	11,400	60,561
Mitsubishi Tanabe Pharma Corp.	4,700	62,803
Mitsubishi UFJ Financial Group, Inc.	202,100	1,004,246
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,100	46,369
Mitsui & Co., Ltd.	26,800	416,098
Mitsui Chemicals, Inc.	4,700	113,418
Mitsui Fudosan Co., Ltd.	16,000	402,223
Mitsui O.S.K. Lines, Ltd.	2,300	49,476
Miura Co., Ltd.	1,100	25,352
Mizuho Financial Group, Inc.	391,000	605,125
MonotaRO Co., Ltd. (B)	2,700	60,033
Morinaga & Co., Ltd.	100	4,341
MS&AD Insurance Group Holdings, Inc.	8,600	261,842
Murata Manufacturing Co., Ltd.	9,300	463,130
Nabtesco Corp.	2,300	67,014
Nagoya Railroad Co., Ltd.	4,800	132,918
Nankai Electric Railway Co., Ltd.	200	5,520
NEC Corp.	4,200	142,106
Nexon Co., Ltd. (A)	6,100	95,563
NGK Insulators, Ltd.	4,700	68,280
NGK Spark Plug Co., Ltd.	2,300	42,681
NH Foods, Ltd.	500	18,002
NHK Spring Co., Ltd.	4,700	42,208
Nichirei Corp.	2,300	56,687
Nidec Corp.	4,500	570,199
Nihon M&A Center, Inc. (B)	2,700	73,912
Nikon Corp. (B)	7,000	98,722

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nintendo Co., Ltd.	1,800	$ 513,240
Nippon Building Fund, Inc., REIT	23	155,848
Nippon Electric Glass Co., Ltd.	2,000	53,033
Nippon Express Co., Ltd.	1,900	105,742
Nippon Paint Holdings Co., Ltd. (B)	2,500	98,252
Nippon Paper Industries Co., Ltd. (B)	2,300	47,502
Nippon Prologis, Inc., REIT	50	106,518
Nippon Shinyaku Co., Ltd.	700	50,973
Nippon Shokubai Co., Ltd.	200	13,046
Nippon Steel & Sumitomo Metal Corp.	14,300	252,448
Nippon Telegraph & Telephone Corp.	9,900	420,650
Nippon Yusen KK (B)	2,300	33,705
Nissan Chemical Corp.	2,100	96,192
Nissan Motor Co., Ltd. (B)	36,500	299,492
Nisshin Seifun Group, Inc.	4,700	107,856
Nissin Foods Holdings Co., Ltd.	1,900	130,460
Nitori Holdings Co., Ltd.	1,600	206,713
Nitto Denko Corp.	2,300	120,834
NOK Corp. (B)	2,300	35,803
Nomura Holdings, Inc.	52,200	188,738
Nomura Real Estate Holdings, Inc.	2,300	44,157
Nomura Real Estate Master Fund, Inc., REIT	72	106,161
Nomura Research Institute, Ltd.	2,100	95,433
NSK, Ltd.	7,000	65,583
NTT Data Corp.	9,100	100,385
NTT DOCOMO, Inc.	17,300	383,168
Obayashi Corp.	11,400	114,736
OBIC Business Consultants Co., Ltd. (B)	400	16,425
OBIC Co., Ltd.	1,300	131,075
Odakyu Electric Railway Co., Ltd.	4,700	113,928
OJI Holdings Corp.	18,500	114,826
Olympus Corp.	18,800	204,161
Omron Corp. (B)	4,300	201,238
Ono Pharmaceutical Co., Ltd.	8,600	168,527
Open House Co., Ltd.	400	13,715
Oracle Corp.	200	13,425
Oriental Land Co., Ltd.	3,800	431,549
ORIX Corp.	20,700	297,264
ORIX, Inc., REIT	48	82,439
Osaka Gas Co., Ltd.	4,700	92,739
Otsuka Corp.	1,300	48,566
Otsuka Holdings Co., Ltd.	9,100	357,554
PALTAC Corp. (B)	200	10,878
Pan Pacific International Holdings Corp.	2,300	152,315
Panasonic Corp.	38,100	328,455
Park24 Co., Ltd.	2,300	49,934
PeptiDream, Inc. (A)	1,800	88,305
Persol Holdings Co., Ltd.	2,500	40,475
Pigeon Corp.	2,300	94,028
Pola Orbis Holdings, Inc.	1,800	57,406
Rakuten, Inc.	13,700	129,716
Recruit Holdings Co., Ltd.	24,800	708,251
Relo Group, Inc.	2,300	64,625
Renesas Electronics Corp. (A)	9,300	43,019
Resona Holdings, Inc.	34,400	149,087
Ricoh Co., Ltd.	11,400	119,165
Rohm Co., Ltd.	1,800	112,210
Rohto Pharmaceutical Co., Ltd.	1,100	28,244
Ryohin Keikaku Co., Ltd.	400	101,333
Sankyu, Inc.	200	9,757
Santen Pharmaceutical Co., Ltd.	7,000	104,287
SBI Holdings, Inc. (B)	4,500	100,257
SCREEN Holdings Co., Ltd.	500	20,147
Secom Co., Ltd.	4,100	351,233
Sega Sammy Holdings, Inc.	2,500	29,498
Seibu Holdings, Inc.	4,700	82,251

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Seiko Epson Corp. (B)	4,700	$ 71,975
Seino Holdings Co., Ltd.	1,400	18,657
Sekisui Chemical Co., Ltd.	6,800	109,294
Sekisui House, Ltd.	9,100	150,618
Seria Co., Ltd. (B)	400	13,787
Seven & i Holdings Co., Ltd. (B)	11,500	433,880
Seven Bank, Ltd.	11,500	33,975
SG Holdings Co., Ltd.	2,900	84,497
Sharp Corp. (B)	2,300	25,310
Shikoku Electric Power Co., Inc.	2,500	30,447
Shimadzu Corp.	4,700	135,881
Shimamura Co., Ltd.	200	16,931
Shimano, Inc.	1,600	260,198
Shimizu Corp.	11,400	99,081
Shin-Etsu Chemical Co., Ltd.	6,400	536,586
Shinsei Bank, Ltd. (A)	2,300	32,728
Shionogi & Co., Ltd.	4,700	290,955
Shiseido Co., Ltd.	6,400	461,822
Shizuoka Bank, Ltd.	400	3,046
Showa Denko KK	2,300	80,833
Showa Shell Sekiyu KK (A)	2,500	36,579
Skylark Holdings Co., Ltd.	2,300	38,131
SMC Corp.	1,100	412,730
SoftBank Group Corp.	13,200	1,281,420
Sohgo Security Services Co., Ltd.	2,100	91,449
Sojitz Corp.	18,500	65,185
Sompo Holdings, Inc.	6,400	236,954
Sony Corp.	19,900	835,122
Sony Financial Holdings, Inc. (B)	2,300	43,388
Square Enix Holdings Co., Ltd.	1,800	63,098
Stanley Electric Co., Ltd.	2,300	61,820
Subaru Corp.	9,100	207,388
Sumco Corp.	2,500	27,804
Sumitomo Chemical Co., Ltd.	22,700	105,620
Sumitomo Corp.	20,500	283,557
Sumitomo Dainippon Pharma Co., Ltd.	2,500	61,820
Sumitomo Electric Industries, Ltd.	11,500	152,575
Sumitomo Metal Mining Co., Ltd.	2,900	85,676
Sumitomo Mitsui Financial Group, Inc.	22,200	777,406
Sumitomo Mitsui Trust Holdings, Inc.	7,000	251,452
Sumitomo Realty & Development Co., Ltd.	4,300	178,161
Sumitomo Rubber Industries, Ltd.	2,500	29,995
Sundrug Co., Ltd.	1,800	49,600
Suntory Beverage & Food, Ltd.	2,300	108,054
Suzuken Co., Ltd.	2,000	115,824
Suzuki Motor Corp.	7,000	309,762
Sysmex Corp.	2,300	139,016
T&D Holdings, Inc.	9,100	95,699
Taiheiyo Cement Corp.	2,300	76,677
Taisei Corp.	3,800	176,465
Taisho Pharmaceutical Holdings Co., Ltd.	500	47,658
Taiyo Nippon Sanso Corp.	4,300	65,499
Taiyo Yuden Co., Ltd. (B)	1,800	35,403
Takashimaya Co., Ltd.	400	5,327
Takeda Pharmaceutical Co., Ltd.	22,900	935,365
TDK Corp.	2,100	164,494
Teijin, Ltd.	2,500	41,243
Terumo Corp.	9,400	287,049
THK Co., Ltd.	2,300	56,812
TIS, Inc.	900	42,607
Tobu Railway Co., Ltd.	4,700	135,669
Toho Co., Ltd.	2,300	92,366
Toho Gas Co., Ltd.	800	35,922
Tohoku Electric Power Co., Inc.	7,000	89,298
Tokai Carbon Co., Ltd. (B)	3,000	37,458
Tokio Marine Holdings, Inc.	11,400	552,259
Tokyo Electric Power Co. Holdings, Inc. (A)	13,700	86,642

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electron, Ltd. (B)	2,300	$ 332,475
Tokyo Gas Co., Ltd.	4,700	127,113
Tokyo Tatemono Co., Ltd.	4,700	57,622
Tokyu Corp.	9,100	158,922
Tokyu Fudosan Holdings Corp.	10,100	60,407
Toray Industries, Inc.	25,200	160,942
Toshiba Corp.	9,400	299,363
Tosoh Corp.	1,800	27,988
TOTO, Ltd.	2,300	97,561
Toyo Seikan Group Holdings, Ltd.	2,100	43,011
Toyo Suisan Kaisha, Ltd.	2,300	87,586
Toyoda Gosei Co., Ltd.	2,300	48,708
Toyota Boshoku Corp.	2,300	34,806
Toyota Industries Corp.	2,300	115,327
Toyota Motor Corp.	40,800	2,391,197
Toyota Tsusho Corp.	4,700	153,079
Trend Micro, Inc.	2,300	112,003
Tsumura & Co.	2,000	60,803
Tsuruha Holdings, Inc.	400	32,525
Ube Industries, Ltd.	2,300	47,274
Unicharm Corp.	7,000	231,657
United Urban Investment Corp., REIT	47	74,268
USS Co., Ltd.	4,700	87,219
Welcia Holdings Co., Ltd.	400	13,570
West Japan Railway Co.	2,300	173,282
Yahoo Japan Corp. (B)	20,700	50,682
Yakult Honsha Co., Ltd.	2,100	146,849
Yamada Denki Co., Ltd. (B)	13,700	67,581
Yamaha Corp.	2,300	114,912
Yamaha Motor Co., Ltd.	4,700	92,187
Yamato Holdings Co., Ltd.	7,000	180,810
Yamazaki Baking Co., Ltd.	2,300	37,320
Yaskawa Electric Corp.	4,700	147,558
Yokogawa Electric Corp.	4,700	97,282
Yokohama Rubber Co., Ltd.	2,300	42,723
Zensho Holdings Co., Ltd. (B)	2,100	48,646
Zeon Corp.	900	9,107
ZOZO, Inc.	2,800	52,770

		58,174,701

Luxembourg - 0.2%
ArcelorMittal	9,740	197,492
Aroundtown SA	2,802	23,125
Millicom International Cellular SA, SDR (A)	970	59,035
SES SA	6,144	95,651
Tenaris SA	7,239	101,726

		477,029

Macau - 0.1%
MGM China Holdings, Ltd.	15,200	31,794
Sands China, Ltd.	36,000	180,918
Wynn Macau, Ltd.	24,400	57,504

		270,216

Mexico - 0.0% (C)
Fresnillo PLC	2,837	32,191

Netherlands - 4.6%
ABN AMRO Group NV, CVA (D)	6,413	144,737
Adyen NV (A) (D)	332	260,205
Aegon NV	21,808	104,903
Akzo Nobel NV	3,470	307,768
ASML Holding NV	6,674	1,252,980
EXOR NV	1,533	99,665
Heineken Holding NV	1,850	185,500

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Heineken NV	3,334	$ 352,196
ING Groep NV	58,856	712,676
Koninklijke Ahold Delhaize NV	18,910	503,755
Koninklijke DSM NV	2,810	306,560
Koninklijke KPN NV (B)	65,543	207,979
Koninklijke Philips NV	14,555	593,499
NN Group NV	4,717	196,129
NXP Semiconductors NV	4,338	383,436
QIAGEN NV (A)	3,577	145,154
Randstad NV (B)	1,967	96,010
Royal Dutch Shell PLC, Class A	71,765	2,256,946
Royal Dutch Shell PLC, Class B	54,278	1,717,251
Wolters Kluwer NV	4,357	296,960

		10,124,309

New Zealand - 0.4%
a2 Milk Co., Ltd. (A)	11,728	114,458
Air New Zealand, Ltd.	13,687	23,663
Auckland International Airport, Ltd.	17,669	98,089
Contact Energy, Ltd.	14,867	70,367
Fisher & Paykel Healthcare Corp., Ltd.	10,467	112,074
Fletcher Building, Ltd.	14,698	49,619
Meridian Energy, Ltd.	26,507	75,655
Ryman Healthcare, Ltd.	9,607	80,262
SkyCity Entertainment Group, Ltd.	15,003	39,598
Spark New Zealand, Ltd.	33,252	86,176
Synlait Milk, Ltd. (A)	936	6,767
Trade Me Group, Ltd.	3,381	14,804
Xero, Ltd. (A)	1,213	41,919
Z Energy, Ltd.	9,177	39,180

		852,631

Norway - 0.9%
AKER BP ASA	2,048	73,010
DNB ASA	14,698	271,035
Elkem ASA (A) (D)	899	3,190
Entra ASA (D)	2,861	43,256
Equinor ASA	17,601	385,985
Gjensidige Forsikring ASA (B)	3,593	62,167
Leroy Seafood Group ASA	1,254	9,110
Marine Harvest ASA (A)	6,809	152,205
Norsk Hydro ASA	21,676	87,972
Norwegian Finans Holding ASA (A)	2,753	21,419
Orkla ASA	14,375	110,505
Salmar ASA	448	21,527
Schibsted ASA, B Shares	3,224	115,683
SpareBank 1 SR-Bank ASA	3,849	44,427
Storebrand ASA	8,550	66,660
Telenor ASA	11,080	222,202
TGS NOPEC Geophysical Co. ASA	1,760	48,090
Tomra Systems ASA	747	22,293
Yara International ASA	2,810	115,120

		1,875,856

Portugal - 0.2%
Banco Comercial Portugues SA, R Shares (A)	172,696	44,658
EDP - Energias de Portugal SA	40,200	158,211
Galp Energia SGPS SA	7,914	126,895
Jeronimo Martins SGPS SA	4,536	66,976

		396,740

Singapore - 1.4%
Ascendas, REIT	46,200	99,256
CapitaLand Commercial Trust, REIT	49,700	71,183

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Mall Trust, REIT	47,900	$ 84,165
CapitaLand, Ltd.	40,800	109,945
City Developments, Ltd.	9,100	60,801
ComfortDelGro Corp., Ltd.	34,400	65,270
DBS Group Holdings, Ltd.	27,500	512,237
Genting Singapore, Ltd.	89,300	68,566
Golden Agri-Resources, Ltd.	109,900	22,718
Jardine Cycle & Carriage, Ltd.	2,100	50,372
Keppel Corp., Ltd.	25,200	115,721
Mapletree Commercial Trust, REIT	36,700	51,209
Oversea-Chinese Banking Corp., Ltd.	60,400	492,743
SATS, Ltd.	13,500	50,930
Sea, Ltd., ADR (A)	784	18,440
Sembcorp Industries, Ltd.	16,000	30,122
Singapore Airlines, Ltd.	7,900	56,341
Singapore Exchange, Ltd.	16,000	86,349
Singapore Press Holdings, Ltd.	27,500	48,930
Singapore Technologies Engineering, Ltd.	25,200	69,581
Singapore Telecommunications, Ltd.	121,100	270,005
Suntec Real Estate Investment Trust	43,700	62,913
United Overseas Bank, Ltd.	21,800	405,420
UOL Group, Ltd.	9,400	48,232
Venture Corp., Ltd.	4,500	59,601
Wilmar International, Ltd.	57,000	139,291

		3,150,341

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	4,270	187,755
Aena SME SA (D)	1,144	206,169
Amadeus IT Group SA	6,811	546,048
Banco Bilbao Vizcaya Argentaria SA	101,308	579,348
Banco de Sabadell SA	87,098	86,825
Banco Santander SA	240,995	1,121,507
Bankia SA	15,833	41,067
CaixaBank SA	55,286	172,825
Endesa SA	4,885	124,732
Ferrovial SA	7,737	181,395
Grifols SA	4,412	123,652
Grifols SA, ADR	4,466	89,811
Iberdrola SA	93,203	819,014
Industria de Diseno Textil SA	16,435	483,496
Mapfre SA	15,596	43,009
Naturgy Energy Group SA	5,323	149,005
Red Electrica Corp. SA	6,807	145,222
Repsol SA	19,668	337,005
Siemens Gamesa Renewable Energy SA (A) (B)	2,217	35,336
Telefonica SA	70,537	591,563

		6,064,784

Sweden - 2.7%
Alfa Laval AB	4,588	105,558
Assa Abloy AB, B Shares	15,240	329,765
Atlas Copco AB, A Shares	9,340	251,391
Atlas Copco AB, B Shares	6,636	164,625
Axfood AB (B)	1,875	34,972
Boliden AB	4,255	121,384
Castellum AB	4,401	85,573
Electrolux AB, Series B	3,671	94,552
Elekta AB, B Shares	5,729	71,402
Epiroc AB, Class A (A)	9,322	94,333
Epiroc AB, Class B (A)	6,623	63,550
Essity AB, Class B	9,331	269,710
Fabege AB	1,292	18,805
Fastighets AB Balder, B Shares (A)	1,584	50,891

The notes are an integral part of this report. Transamerica ETF Trust	Page 7

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Getinge AB, Class B	3,503	$ 40,883
Hennes & Mauritz AB, B Shares	12,773	213,450
Hexagon AB, B Shares	4,090	213,864
Hexpol AB	4,025	33,913
Holmen AB, B Shares	495	10,754
Hufvudstaden AB, A Shares	1,978	34,398
Husqvarna AB, B Shares (B)	6,666	54,577
ICA Gruppen AB (B)	1,245	50,067
Industrivarden AB, A Shares	2,431	52,340
Industrivarden AB, Class C	2,805	58,895
Intrum AB (B)	1,150	33,104
Investment AB Latour, B Shares (B)	2,220	29,798
Investor AB, B Shares	6,940	313,281
Kinnevik AB, B Shares	3,671	95,304
L E Lundbergforetagen AB, B Shares	1,263	40,033
Lundin Petroleum AB	2,698	91,569
Nibe Industrier AB, B Shares	6,467	83,005
Saab AB, B Shares (B)	1,324	42,524
Sandvik AB	16,915	275,373
Securitas AB, B Shares	5,103	82,663
Skandinaviska Enskilda Banken AB, Class A (B)	25,957	225,224
Skanska AB, Class B (B)	6,219	113,246
SKF AB, Class B (B)	5,815	96,799
Spotify Technology SA (A)	761	105,627
SSAB AB, B Shares	12,523	38,196
Svenska Cellulosa AB SCA, Class B	9,669	84,021
Svenska Handelsbanken AB, A Shares (B)	23,805	251,773
Swedbank AB, Class A (B)	14,364	203,412
Swedish Match AB	2,805	143,315
Swedish Orphan Biovitrum AB (A)	2,789	65,581
Tele2 AB, Class B	7,948	106,127
Telefonaktiebolaget LM Ericsson, B Shares (B)	43,686	402,322
Telia Co. AB (B)	42,028	190,083
Trelleborg AB, B Shares	3,757	58,308
Volvo AB, Class B	21,903	340,046

		6,030,386

Switzerland - 8.6%
ABB, Ltd.	29,829	560,398
Chocoladefabriken Lindt & Spruengli AG	25	169,947
Cie Financiere Richemont SA	8,133	592,397
Credit Suisse Group AG	37,602	438,168
Ferguson PLC	3,737	237,826
Geberit AG	574	234,580
Givaudan SA	114	291,210
Glencore PLC	185,462	768,378
Keuhne & Nagel International AG	914	125,366
LafargeHolcim, Ltd. (A)	7,419	366,443
Lonza Group AG (A)	1,144	354,722
Nestle SA	47,101	4,488,287
Novartis AG	38,914	3,742,527
Partners Group Holding AG	297	215,913
Roche Holding AG	11,158	3,072,375
Schindler Holding AG	960	198,761
SGS SA	91	226,426
Sika AG	2,211	308,816
STMicroelectronics NV	10,291	152,298
Swatch Group AG	1,677	159,728
Swiss Re AG	5,000	488,403
Swisscom AG (B)	414	202,448
UBS Group AG	59,167	717,086
Zurich Insurance Group AG	2,329	770,799

		18,883,302

	Shares	Value
COMMON STOCKS (continued)
United Arab Emirates - 0.0% (C)
Borr Drilling, Ltd. (A)	2,432	$ 7,512
NMC Health PLC (B)	1,306	38,869

		46,381

United Kingdom - 15.0%
3i Group PLC	15,122	194,052
Admiral Group PLC	3,965	112,115
Anglo American PLC	21,687	580,304
Ashtead Group PLC	7,814	188,622
Associated British Foods PLC	5,483	174,257
AstraZeneca PLC	19,463	1,555,914
Aviva PLC	62,145	333,954
Babcock International Group PLC	7,935	51,026
BAE Systems PLC	49,245	309,550
Barclays PLC	245,832	495,489
Barratt Developments PLC	15,817	123,497
Berkeley Group Holdings PLC	2,217	106,570
BHP Group PLC	32,539	783,806
BP PLC	303,994	2,212,327
British American Tobacco PLC	34,716	1,444,860
British Land Co. PLC, REIT	15,710	120,574
BT Group PLC	127,551	370,555
Bunzl PLC	5,364	176,976
Burberry Group PLC	6,521	166,078
Centrica PLC	86,871	129,271
CNH Industrial NV	15,464	157,385
Coca-Cola European Partners PLC (A)	4,058	209,961
Compass Group PLC	24,598	578,386
ConvaTec Group PLC (D)	11,292	20,828
Croda International PLC	399	26,193
Diageo PLC	37,700	1,541,543
Direct Line Insurance Group PLC	21,361	98,256
DS Smith PLC	13,325	58,323
easyJet PLC	4,201	61,173
Experian PLC	14,260	386,309
Farfetch, Ltd., Class A (A) (B)	596	16,038
Fiat Chrysler Automobiles NV (A)	16,943	252,492
G4S PLC	24,172	57,798
GlaxoSmithKline PLC	75,316	1,567,108
Hammerson PLC, REIT	13,119	57,404
Hargreaves Lansdown PLC	3,888	94,410
HSBC Holdings PLC	308,072	2,502,134
IMI PLC	4,232	52,829
Imperial Brands PLC	14,846	507,712
Informa PLC	20,334	197,185
InterContinental Hotels Group PLC	2,929	176,138
International Consolidated Airlines Group SA	11,571	77,197
Intertek Group PLC	2,492	157,717
ITV PLC	57,084	94,541
J Sainsbury PLC	26,720	82,065
Johnson Matthey PLC	3,084	126,265
Kingfisher PLC	34,139	104,450
Land Securities Group PLC, REIT	11,825	140,742
Legal & General Group PLC	90,770	325,619
Lloyds Banking Group PLC	1,099,696	890,441
London Stock Exchange Group PLC	4,890	302,730
Marks & Spencer Group PLC	25,712	93,443
Melrose Industries PLC	63,620	151,831
Merlin Entertainments PLC (D)	11,352	50,782
Micro Focus International PLC	6,754	175,708
Mondi PLC	5,756	127,356
National Grid PLC	55,530	615,625
Next PLC	2,193	159,454
Ocado Group PLC (A)	8,300	148,224

The notes are an integral part of this report. Transamerica ETF Trust	Page 8

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Pearson PLC	12,235	$ 133,314
Persimmon PLC	4,822	136,348
Prudential PLC	39,740	796,167
Reckitt Benckiser Group PLC	10,326	858,717
RELX PLC	31,686	677,750
Rentokil Initial PLC	28,676	132,015
Rio Tinto PLC	17,478	1,015,980
Rio Tinto, Ltd.	5,740	399,219
Rolls-Royce Holdings PLC	28,690	337,657
Royal Bank of Scotland Group PLC	51,282	165,053
Royal Mail PLC	14,614	45,379
RSA Insurance Group PLC	15,927	105,387
Sage Group PLC	17,723	161,935
Schroders PLC	1,807	63,622
Segro PLC, REIT	339	2,975
Severn Trent PLC	3,741	96,324
Smith & Nephew PLC	13,799	273,847
Smiths Group PLC	6,080	113,689
SSE PLC	15,776	244,011
St. James’s Place PLC	8,302	111,208
Standard Chartered PLC	42,368	326,443
Standard Life Aberdeen PLC	36,265	124,730
Subsea 7 SA	4,205	52,101
Taylor Wimpey PLC	51,257	117,184
Tesco PLC	149,965	453,551
Unilever NV, CVA	26,480	1,539,578
Unilever PLC	18,490	1,058,905
United Utilities Group PLC	10,569	112,159
Vodafone Group PLC	409,198	745,421
Weir Group PLC	4,006	81,328
Whitbread PLC	2,855	188,912
WM Morrison Supermarkets PLC	36,805	109,130
WPP PLC	19,794	209,126

		33,062,757

United States - 0.1%
Carnival PLC	3,377	165,675
Flex, Ltd. (A)	9,051	90,510
International Flavors & Fragrances, Inc.	1	110
International Game Technology PLC (B)	1,756	22,810
KLA-Tencor Corp.	1	60
Stratasys, Ltd. (A)	512	12,196

		291,361

Total Common Stocks (Cost $214,770,348)		217,237,406

	Shares	Value
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG,
6.38% (E)	585	$ 38,493
Henkel AG & Co. KGaA,
1.98% (E)	2,741	280,074
Porsche Automobil Holding SE,
2.95% (E)	2,397	150,561
Sartorius AG,
0.39% (E)	445	76,399
Volkswagen AG,
2.66% (E)	2,850	449,041

Total Preferred Stocks (Cost $1,031,231)		994,568

RIGHT - 0.0% (C)
Austria - 0.0% (C)
Buwog AG, (A) (F) (G)
Exercise Price $0,
Expiration Date 12/31/2099	152	0

Total Right (Cost $0)		0

OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.41% (E)	9,581,544	9,581,544

Total Other Investment Company (Cost $9,581,544)		9,581,544

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.45% (E), dated 03/29/2019, to be repurchased at $359,161 on 04/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 09/15/2021, and with a value of $370,041.	$ 359,118	359,118

Total Repurchase Agreement (Cost $359,118)		359,118

Total Investments (Cost $225,742,241)		228,172,636
Net Other Assets (Liabilities) - (3.4)%		(7,475,442)

Net Assets - 100.0%		$ 220,697,194

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	Long	26	06/21/2019	$2,387,155	$2,426,320	$39,165	$—

The notes are an integral part of this report. Transamerica ETF Trust	Page 9

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.7%	$ 22,202,583
Pharmaceuticals	8.0	18,353,799
Oil, Gas & Consumable Fuels	5.3	12,004,650
Insurance	5.1	11,545,451
Food Products	3.4	7,744,697
Automobiles	3.2	7,273,520
Chemicals	3.0	6,893,521
Metals & Mining	3.0	6,848,699
Machinery	2.4	5,540,385
Beverages	2.4	5,520,272
Real Estate Management & Development	2.2	5,122,392
Personal Products	2.2	4,997,116
Textiles, Apparel & Luxury Goods	2.1	4,892,581
Diversified Telecommunication Services	2.0	4,658,391
Capital Markets	2.0	4,651,188
Electric Utilities	1.9	4,416,967
Equity Real Estate Investment Trusts	1.7	3,821,681
Electronic Equipment, Instruments & Components	1.6	3,638,154
Hotels, Restaurants & Leisure	1.5	3,402,094
Software	1.5	3,319,656
Road & Rail	1.4	3,291,524
Food & Staples Retailing	1.4	3,244,770
Aerospace & Defense	1.4	3,172,395
Wireless Telecommunication Services	1.4	3,168,183
Electrical Equipment	1.4	3,124,527
Industrial Conglomerates	1.3	3,079,358
Trading Companies & Distributors	1.3	3,013,542
Semiconductors & Semiconductor Equipment	1.3	2,962,803
Health Care Equipment & Supplies	1.3	2,881,372
Professional Services	1.2	2,832,321
Tobacco	1.1	2,532,369
Household Durables	1.1	2,503,917
Auto Components	1.0	2,312,708
IT Services	1.0	2,263,270
Multi-Utilities	1.0	2,199,081
Construction & Engineering	1.0	2,182,340
Household Products	0.9	1,983,194
Building Products	0.8	1,928,850
Specialty Retail	0.8	1,721,274
Diversified Financial Services	0.7	1,538,073
Biotechnology	0.7	1,498,278
Media	0.6	1,448,869
Entertainment	0.6	1,405,534
Health Care Providers & Services	0.6	1,318,098
Technology Hardware, Storage & Peripherals	0.6	1,304,754
Construction Materials	0.6	1,259,783
Multiline Retail	0.5	1,257,370
Commercial Services & Supplies	0.5	1,179,555
Transportation Infrastructure	0.5	1,124,541
Gas Utilities	0.4	1,012,610
Communications Equipment	0.4	900,378
Air Freight & Logistics	0.4	866,428
Paper & Forest Products	0.3	736,740
Leisure Products	0.3	596,856
Life Sciences Tools & Services	0.3	584,829
Airlines	0.2	548,434

The notes are an integral part of this report. Transamerica ETF Trust	Page 10

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Containers & Packaging	0.2%		$ 473,531
Internet & Direct Marketing Retail	0.2		453,222
Marine	0.2		378,578
Energy Equipment & Services	0.1		240,406
Water Utilities	0.1		208,483
Interactive Media & Services	0.1		149,955
Health Care Technology	0.1		148,780
Independent Power & Renewable Electricity Producers	0.1		131,677
Consumer Finance	0.0	(C)	104,820
Distributors	0.0	(C)	61,250
Diversified Consumer Services	0.0	(C)	54,547

Investments	95.6		218,231,974
Short-Term Investments	4.4		9,940,662

Total Investments	100.0%		$ 228,172,636

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(I)	Value
ASSETS
Investments
Common Stocks	$2,169,260	$215,068,146	$—	$217,237,406
Preferred Stocks	—	994,568	—	994,568
Right	—	—	0	0
Other Investment Company	9,581,544	—	—	9,581,544
Repurchase Agreement	—	359,118	—	359,118

Total Investments	$11,750,804	$216,421,832	$0	$228,172,636

Other Financial Instruments
Futures Contracts (J)	$39,165	$—	$—	$39,165

Total Other Financial Instruments	$39,165	$—	$—	$39,165

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,103,214. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the total value of 144A securities is $1,408,899, representing 0.6% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at March 31, 2019.
(F)	Security deemed worthless.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Fund.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica ETF Trust	Page 11

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2019

(unaudited)

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust dated May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund
DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”)
DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”)
DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”)
DeltaShares® S&P EM 100 & Managed Risk ETF (“S&P EM 100 & Managed Risk”)(A)
DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”)

(A)	Commenced operations on March 20, 2019.

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund seeks to track the investment results, before fees and expenses, of its respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or index approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400® Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500® Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600® Managed Risk 2.0 Index
S&P EM 100 & Managed Risk	S&P EM 100 Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired Milliman Financial Risk Management LLC as the sub-adviser to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services;

Transamerica ETF Trust	Page 1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

1. ORGANIZATION (continued)

assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2019, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Transamerica ETF Trust	Page 2

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Contingent value rights (“CVR”): CVRs for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Board. CVRs are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data relating to the issuer. Depending on the relative significance of observable valuation inputs, these investments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Contingent value rights: The Funds may invest in CVRs, which is a type of right given to investors of an acquired company (or a company facing major restructuring) that ensures additional benefit if a specified event occurs. A CVR often has an expiration date that relates to the time the contingent event must occur. CVRs generally lack liquidity since most are non-transferable and a large number of legal and other issues can arise when negotiating and implementing these instruments.

CVRs held at March 31, 2019, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2019, if any, are identified within the Schedule of Investments.

Transamerica ETF Trust	Page 3

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2019.

Repurchase agreements at March 31, 2019, if any, are included within the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2019, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P 400 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$1,408,006	$—	$—	$—	$1,408,006

Total Borrowings	$1,408,006	$—	$—	$—	$1,408,006

S&P 500 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$772,920	$—	$—	$—	$772,920

Total Borrowings	$772,920	$—	$—	$—	$772,920

S&P 600 Managed Risk ETF
Securities Lending Transactions
Common Stocks	$969,008	$—	$—	$—	$969,008

Total Borrowings	$969,008	$—	$—	$—	$969,008

Transamerica ETF Trust	Page 4

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P International Managed Risk ETF
Securities Lending Transactions
Common Stocks	$9,581,544	$—	$—	$—	$9,581,544

Total Borrowings	$9,581,544	$—	$—	$—	$9,581,544

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives. The Funds’ use of derivatives may increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to enhance the Fund’s ability to track its Underlying Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at March 31, 2019, if any, are listed within the Schedule of Investments.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Asset Allocation: The Underlying Indexes and, thus, the Funds allocate assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

Emerging Markets: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed and that can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market

Transamerica ETF Trust	Page 5

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2019

(unaudited)

7. RISK FACTORS (continued)

countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The fund may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Index tracking: While an index fund seeks to track the performance of its stated index (i.e. achieve a high degree of correlation with the index), an index fund’s return may not match the return of the index. An index fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities and engaging in derivative transactions. In addition, an index fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by an index fund to meet redemptions. The sub-adviser may attempt to replicate the index return by investing in fewer than all of the securities of the index, or in some securities not included in the index, potentially increasing the risk of divergence between an index fund’s return and that of its stated index.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and early adopted the disclosure requirements and the impact is reflected within the Funds’ financial statements.

Transamerica ETF Trust	Page 6